UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2020

Capital Preservation Fund
Investor Class (CPFXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.31%

7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	46 days
Weighted Average Life	103 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	50%
31-90 days	33%
91-180 days	17%
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.10	$1.60	0.32%
Hypothetical
Investor Class	$1,000	$1,023.46	$1.62	0.32%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY BILLS(1) — 81.3%
U.S. Treasury Bills, 0.16%, 10/1/20	$97,250,000	$97,250,000
U.S. Treasury Bills, 0.15%, 10/6/20	113,900,000	113,898,343
U.S. Treasury Bills, 0.15%, 10/13/20	50,000,000	49,997,500
U.S. Treasury Bills, 0.15%, 10/15/20	100,000,000	99,994,896
U.S. Treasury Bills, 0.09%, 10/20/20	94,450,000	94,445,848
U.S. Treasury Bills, 0.12%, 10/22/20	131,400,000	131,391,089
U.S. Treasury Bills, 0.08%, 10/27/20	15,000,000	14,999,188
U.S. Treasury Bills, 0.10%, 10/29/20	125,000,000	124,990,764
U.S. Treasury Bills, 0.17%, 11/3/20	120,000,000	119,987,785
U.S. Treasury Bills, 0.10%, 11/12/20	50,000,000	49,994,021
U.S. Treasury Bills, 0.10%, 11/17/20	100,000,000	99,987,597
U.S. Treasury Bills, 0.15%, 11/19/20	123,995,000	123,976,199
U.S. Treasury Bills, 0.11%, 12/3/20	75,000,000	74,986,219
U.S. Treasury Bills, 0.12%, 12/10/20	75,000,000	74,983,229
U.S. Treasury Bills, 0.11%, 12/17/20	100,000,000	99,976,472
U.S. Treasury Bills, 0.18%, 12/24/20	8,000,000	7,996,733
U.S. Treasury Bills, 0.00%, 12/31/20	90,000,000	89,977,250
U.S. Treasury Bills, 0.13%, 1/21/21	66,000,000	65,973,307
U.S. Treasury Bills, 0.13%, 1/28/21	45,000,000	44,980,662
U.S. Treasury Bills, 0.11%, 3/4/21	16,750,000	16,741,699
U.S. Treasury Bills, 0.13%, 3/11/21	14,400,000	14,392,105
U.S. Treasury Bills, 0.13%, 9/9/21	9,300,000	9,288,924
U.S. Treasury Cash Management Bill, 0.16%, 12/15/20	95,360,000	95,337,644
U.S. Treasury Cash Management Bill, 0.11%, 1/12/21	75,000,000	74,976,889
U.S. Treasury Cash Management Bill, 0.10%, 3/2/21	85,000,000	84,964,111
TOTAL U.S. TREASURY BILLS		1,875,488,474
U.S. TREASURY NOTES(1) — 22.7%
U.S. Treasury Notes, 1.375%, 10/31/20	25,000,000	25,025,956
U.S. Treasury Notes, 2.75%, 11/30/20	5,000,000	5,009,199
U.S. Treasury Notes, 2.00%, 2/28/21	25,000,000	25,195,566
U.S. Treasury Notes, VRN, 0.15%, (3-month USBMMY plus 0.05%), 10/31/20	121,000,000	120,994,431
U.S. Treasury Notes, VRN, 0.22%, (3-month USBMMY plus 0.12%), 1/31/21	50,000,000	49,991,601
U.S. Treasury Notes, VRN, 0.24%, (3-month USBMMY plus 0.14%), 4/30/21	55,000,000	55,032,921
U.S. Treasury Notes, VRN, 0.32%, (3-month USBMMY plus 0.22%), 7/31/21	65,000,000	65,085,712
U.S. Treasury Notes, VRN, 0.40%, (3-month USBMMY plus 0.30%), 10/31/21	33,000,000	33,087,568
U.S. Treasury Notes, VRN, 0.25%, (3-month USBMMY plus 0.15%), 1/31/22	20,000,000	19,975,437
U.S. Treasury Notes, VRN, 0.21%, (3-month USBMMY plus 0.11%), 4/30/22	105,390,000	105,468,319
U.S. Treasury Notes, VRN, 0.16%, (3-month USBMMY plus 0.06%), 7/31/22	17,000,000	16,998,425
TOTAL U.S. TREASURY NOTES		521,865,135
TOTAL INVESTMENT SECURITIES — 104.0%		2,397,353,609
OTHER ASSETS AND LIABILITIES — (4.0)%		(91,118,515)
TOTAL NET ASSETS — 100.0%		$2,306,235,094
6

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,397,353,609
Cash	67,094
Receivable for capital shares sold	1,503,638
Interest receivable	418,711
2,399,343,052

Liabilities
Payable for investments purchased	89,977,250
Payable for capital shares redeemed	2,847,583
Accrued management fees	283,019
Dividends payable	106
93,107,958

Net Assets	$2,306,235,094

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,306,230,296

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,306,233,186
Distributable earnings	1,908
$2,306,235,094

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,813,143

Expenses:
Management fees	5,260,285
Trustees' fees and expenses	84,156
Other expenses	3,610
5,348,051
Fees waived	(1,749,525)
3,598,526

Net investment income (loss)	214,617

Net realized gain (loss) on investment transactions	1,404

Net Increase (Decrease) in Net Assets Resulting from Operations	$216,021

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$214,617	$30,640,127
Net realized gain (loss)	1,404	55,797
Net increase (decrease) in net assets resulting from operations	216,021	30,695,924

Distributions to Shareholders
From earnings	(214,617)	(30,634,726)

Capital Share Transactions
Proceeds from shares sold	551,548,706	793,094,308
Proceeds from reinvestment of distributions	211,103	30,244,986
Payments for shares redeemed	(420,353,112)	(739,807,203)
Net increase (decrease) in net assets from capital share transactions	131,406,697	83,532,091

Net increase (decrease) in net assets	131,408,101	83,593,289

Net Assets
Beginning of period	2,174,826,993	2,091,233,704
End of period	$2,306,235,094	$2,174,826,993

Transactions in Shares of the Fund
Sold	551,548,706	793,094,308
Issued in reinvestment of distributions	211,103	30,244,986
Redeemed	(420,353,112)	(739,807,203)
Net increase (decrease) in shares of the fund	131,406,697	83,532,091

See Notes to Financial Statements.

10

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
11

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended September 30, 2020 was 0.46% before waiver and 0.31% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
12

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(4,896), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2020(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.32%(4)	0.47%(4)	0.02%(4)	(0.13)%(4)	$2,306,235
2020	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	1.49%	0.48%	0.48%	1.48%	1.48%	$2,174,827
2019	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.63%	0.48%	0.48%	1.62%	1.62%	$2,091,234
2018	$1.00	0.01	—(3)	0.01	(0.01)	—	(0.01)	$1.00	0.63%	0.48%	0.48%	0.62%	0.62%	$2,067,473
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.03%	0.39%	0.48%	0.03%	(0.06)%	$2,215,051
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.13%	0.48%	0.01%	(0.34)%	$2,243,763

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2020 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
15

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was at the median of its peer group for the one-, three-, and five-year periods and slightly above the median of its peer group for the ten-year period reviewed by the Board. The Board found the investment management services
16

provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be
17

increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP.  The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov.  The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 2011

Semiannual Report

September 30, 2020

Ginnie Mae Fund
Investor Class (BGNMX)
I Class (AGMHX)
A Class (BGNAX)
C Class (BGNCX)
R Class (AGMWX)
R5 Class (AGMNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	3.1 years
Weighted Average Life to Maturity	4.3 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	99.9%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	9.2%
Temporary Cash Investments	9.0%
Other Assets and Liabilities	(18.1)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.70	$2.76	0.55%
I Class	$1,000	$1,004.20	$2.26	0.45%
A Class	$1,000	$1,002.50	$4.02	0.80%
C Class	$1,000	$998.70	$7.77	1.55%
R Class	$1,000	$1,002.20	$5.27	1.05%
R5 Class	$1,000	$1,005.70	$1.76	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 99.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.0%
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 8/20/47 to 4/20/48	$17,893,114	$18,376,441
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	3,250,810	3,370,434
GNMA, VRN, 2.875%, (1-year H15T1Y plus 1.50%), 4/20/38	3,554,003	3,738,065
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 2/20/34	3,305,276	3,470,411
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	2,689,443	2,817,066
GNMA, VRN, 3.25%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	2,192,707	2,301,041
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	6,898,713	7,207,959
		41,281,417
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 95.9%
GNMA, 2.00%, TBA	60,000,000	62,329,688
GNMA, 2.50%, TBA	80,000,000	83,999,999
GNMA, 2.50%, 6/20/46 to 10/20/49	68,195,349	71,896,114
GNMA, 3.00%, TBA	40,000,000	41,884,375
GNMA, 3.00%, 2/20/43 to 4/20/50	242,009,920	254,907,988
GNMA, 3.50%, 12/20/41 to 3/20/48	198,392,208	214,194,893
GNMA, 3.50%, 4/20/42(1)	20,173,060	21,894,493
GNMA, 4.00%, 12/20/39 to 5/20/49	91,620,614	99,710,454
GNMA, 4.50%, 7/15/33 to 3/20/49	52,052,964	57,112,004
GNMA, 5.00%, 6/15/33 to 5/20/41	29,198,008	33,077,108
GNMA, 5.50%, 4/15/33 to 8/15/39	17,558,986	20,518,346
GNMA, 6.00%, 2/20/26 to 2/20/39	13,894,938	16,056,806
GNMA, 6.50%, 9/20/23 to 11/15/38	1,826,445	2,131,238
GNMA, 7.00%, 12/20/25 to 12/20/29	351,179	413,802
GNMA, 7.25%, 6/15/23	13,364	13,415
GNMA, 7.50%, 12/20/23 to 2/20/31	79,978	97,349
GNMA, 7.89%, 9/20/22	1,126	1,130
GNMA, 8.00%, 11/15/21 to 7/20/30	221,737	231,194
GNMA, 8.25%, 9/20/21 to 2/15/22	26,821	26,963
GNMA, 8.50%, 7/15/21 to 12/15/30	103,961	115,829
GNMA, 8.75%, 6/20/21 to 7/15/27	28,252	28,380
GNMA, 9.00%, 3/20/21 to 12/15/24	14,330	14,569
GNMA, 9.25%, 3/15/25	23,241	23,348
GNMA, 9.50%, 8/15/21 to 7/20/25	29,606	29,908
GNMA, 9.75%, 11/20/21	5,613	5,657
GNMA, 10.00%, 1/15/21 to 8/15/21	8	8
		980,715,058
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $994,864,019)		1,021,996,475
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
GNMA, Series 2002-13, Class FA, VRN, 0.65%, (1-month LIBOR plus 0.50%), 2/16/32	280,719	280,650
GNMA, Series 2003-110, Class F, VRN, 0.56%, (1-month LIBOR plus 0.40%), 10/20/33	923,266	925,905
GNMA, Series 2003-42, Class FW, VRN, 0.51%, (1-month LIBOR plus 0.35%), 5/20/33	390,427	390,644
6

	Principal Amount	Value
GNMA, Series 2003-66, Class HF, VRN, 0.61%, (1-month LIBOR plus 0.45%), 8/20/33	$518,732	$519,823
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.40%, (1-month LIBOR plus 0.25%), 10/16/33	94,940	94,675
GNMA, Series 2004-76, Class F, VRN, 0.56%, (1-month LIBOR plus 0.40%), 9/20/34	839,531	842,359
GNMA, Series 2005-13, Class FA, VRN, 0.36%, (1-month LIBOR plus 0.20%), 2/20/35	1,909,852	1,905,728
GNMA, Series 2007-5, Class FA, VRN, 0.30%, (1-month LIBOR plus 0.14%), 2/20/37	1,884,083	1,878,328
GNMA, Series 2007-58, Class FC, VRN, 0.66%, (1-month LIBOR plus 0.50%), 10/20/37	1,153,442	1,160,277
GNMA, Series 2007-74, Class FL, VRN, 0.61%, (1-month LIBOR plus 0.46%), 11/16/37	3,023,311	3,040,241
GNMA, Series 2008-18, Class FH, VRN, 0.76%, (1-month LIBOR plus 0.60%), 2/20/38	1,638,968	1,639,460
GNMA, Series 2008-2, Class LF, VRN, 0.62%, (1-month LIBOR plus 0.46%), 1/20/38	1,289,745	1,297,713
GNMA, Series 2008-27, Class FB, VRN, 0.71%, (1-month LIBOR plus 0.55%), 3/20/38	2,757,354	2,773,481
GNMA, Series 2008-61, Class KF, VRN, 0.83%, (1-month LIBOR plus 0.67%), 7/20/38	1,383,373	1,395,389
GNMA, Series 2008-73, Class FK, VRN, 0.92%, (1-month LIBOR plus 0.76%), 8/20/38	1,845,804	1,870,315
GNMA, Series 2008-75, Class F, VRN, 0.69%, (1-month LIBOR plus 0.53%), 8/20/38	2,243,332	2,256,550
GNMA, Series 2008-88, Class UF, VRN, 1.16%, (1-month LIBOR plus 1.00%), 10/20/38	1,240,568	1,253,033
GNMA, Series 2009-127, Class FA, VRN, 0.71%, (1-month LIBOR plus 0.55%), 9/20/38	1,795,016	1,808,394
GNMA, Series 2009-76, Class FB, VRN, 0.75%, (1-month LIBOR plus 0.60%), 6/16/39	804,676	807,541
GNMA, Series 2009-92, Class FJ, VRN, 0.83%, (1-month LIBOR plus 0.68%), 10/16/39	765,764	775,613
GNMA, Series 2010-101, Class FH, VRN, 0.50%, (1-month LIBOR plus 0.35%), 8/16/40	3,613,355	3,620,603
GNMA, Series 2010-121, Class TF, VRN, 0.61%, (1-month LIBOR plus 0.45%), 9/20/40	2,627,625	2,643,148
GNMA, Series 2010-14, Class QF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 2/16/40	5,740,220	5,773,691
GNMA, Series 2010-25, Class FB, VRN, 0.70%, (1-month LIBOR plus 0.55%), 2/16/40	4,476,379	4,513,585
GNMA, Series 2012-105, Class FE, VRN, 0.46%, (1-month LIBOR plus 0.30%), 1/20/41	1,513,227	1,514,454
GNMA, Series 2012-38, Class FA, VRN, 0.56%, (1-month LIBOR plus 0.40%), 3/20/42	3,500,094	3,510,905
GNMA, Series 2012-97, Class CF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 8/16/42	2,672,402	2,687,474
GNMA, Series 2013-133, Class F, VRN, 0.50%, (1-month LIBOR plus 0.35%), 2/16/37	6,498,062	6,518,715
GNMA, Series 2013-37, Class F, VRN, 0.43%, (1-month LIBOR plus 0.27%), 3/20/43	7,055,462	7,056,279
GNMA, Series 2015-111, Class FK, VRN, 0.36%, (1-month LIBOR plus 0.20%), 8/20/45	4,177,994	4,168,519
GNMA, Series 2015-80, Class YF, VRN, 0.58%, (1-month LIBOR plus 0.43%), 10/16/40	6,556,754	6,581,312
GNMA, Series 2016-68, Class MF, VRN, 0.46%, (1-month LIBOR plus 0.30%), 5/20/46	1,973,872	1,974,488
7

	Principal Amount	Value
GNMA, Series 2019-110, Class F, VRN, 0.61%, (1-month LIBOR plus 0.45%), 9/20/49	$16,146,522	$16,193,683
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,506,133)		93,672,975
TEMPORARY CASH INVESTMENTS — 9.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $37,481,457), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $36,753,444)		36,753,393
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $56,702,911), at 0.1%, dated 9/30/20, due 10/1/20 (Delivery value $55,591,077)		55,591,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $92,344,393)		92,344,393
TOTAL INVESTMENT SECURITIES — 118.1% (Cost $1,180,714,545)		1,208,013,843
OTHER ASSETS AND LIABILITIES(2) — (18.1)%		(185,139,255)
TOTAL NET ASSETS — 100.0%		$1,022,874,588

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments. At the period end, the aggregate value of securities pledged was $75,973.
(2)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,180,714,545)	$1,208,013,843
Cash	28,323
Receivable for investments sold	873
Receivable for capital shares sold	2,123,137
Interest receivable	2,523,888
1,212,690,064

Liabilities
Payable for investments purchased	188,242,101
Payable for capital shares redeemed	1,052,548
Accrued management fees	436,441
Distribution and service fees payable	12,229
Dividends payable	72,157
189,815,476

Net Assets	$1,022,874,588

Net Assets Consist of:
Capital paid in	$1,051,438,371
Distributable earnings	(28,563,783)
$1,022,874,588

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$857,036,134	80,153,390	$10.69
I Class	$41,690,465	3,898,583	$10.69
A Class	$18,446,756	1,725,080	$10.69*
C Class	$2,780,409	260,010	$10.69
R Class	$15,406,406	1,441,572	$10.69
R5 Class	$87,514,418	8,185,250	$10.69
*Maximum offering price $11.19 (net asset value divided by 0.955).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$7,744,218

Expenses:
Management fees	2,726,364
Distribution and service fees:
A Class	22,898
C Class	15,921
R Class	35,252
Trustees' fees and expenses	39,744
Other expenses	522
2,840,701

Net investment income (loss)	4,903,517

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,746,616
Futures contract transactions	(267,105)
7,479,511

Change in net unrealized appreciation (depreciation) on investments	(7,552,432)

Net realized and unrealized gain (loss)	(72,921)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,830,596

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$4,903,517	$18,650,007
Net realized gain (loss)	7,479,511	6,286,564
Change in net unrealized appreciation (depreciation)	(7,552,432)	36,111,653
Net increase (decrease) in net assets resulting from operations	4,830,596	61,048,224

Distributions to Shareholders
From earnings:
Investor Class	(8,995,852)	(19,845,712)
I Class	(465,676)	(1,637,120)
A Class	(164,817)	(509,068)
C Class	(16,908)	(63,160)
R Class	(108,917)	(216,025)
R5 Class	(1,038,066)	(2,439,708)
Decrease in net assets from distributions	(10,790,236)	(24,710,793)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(47,711,415)	219,486,941

Net increase (decrease) in net assets	(53,671,055)	255,824,372

Net Assets
Beginning of period	1,076,545,643	820,721,271
End of period	$1,022,874,588	$1,076,545,643

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
12

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 were $1,729,370,224 and $1,750,669,337, respectively, all of which are U.S. Treasury and Government Agency obligations.
14

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,410,570	$79,801,246	34,844,475	$368,316,981
Issued in reinvestment of distributions	791,394	8,518,945	1,753,974	18,510,408
Redeemed	(10,650,897)	(114,589,170)	(17,640,881)	(185,493,228)
	(2,448,933)	(26,268,979)	18,957,568	201,334,161
I Class
Sold	912,165	9,802,136	3,276,519	34,087,195
Issued in reinvestment of distributions	43,076	463,952	154,552	1,631,367
Redeemed	(2,879,778)	(31,084,166)	(1,359,742)	(14,319,593)
	(1,924,537)	(20,818,078)	2,071,329	21,398,969
A Class
Sold	631,580	6,795,192	902,797	9,475,726
Issued in reinvestment of distributions	14,878	160,154	42,428	447,143
Redeemed	(487,554)	(5,244,728)	(2,101,749)	(22,089,170)
	158,904	1,710,618	(1,156,524)	(12,166,301)
C Class
Sold	5,571	59,470	21,137	223,050
Issued in reinvestment of distributions	1,351	14,551	4,936	51,987
Redeemed	(74,718)	(802,582)	(149,236)	(1,564,824)
	(67,796)	(728,561)	(123,163)	(1,289,787)
R Class
Sold	574,949	6,180,895	639,444	6,730,358
Issued in reinvestment of distributions	10,097	108,634	20,153	212,496
Redeemed	(302,989)	(3,258,351)	(405,142)	(4,254,011)
	282,057	3,031,178	254,455	2,688,843
R5 Class
Sold	1,223,358	13,156,162	2,543,545	26,795,475
Issued in reinvestment of distributions	96,342	1,037,059	231,275	2,439,185
Redeemed	(1,753,733)	(18,830,814)	(2,058,990)	(21,713,604)
	(434,033)	(4,637,593)	715,830	7,521,056
Net increase (decrease)	(4,434,338)	$(47,711,415)	20,719,495	$219,486,941

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $27,582,688 futures contracts sold.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended September 30, 2020, the effect of interest rate risk derivative instruments on the Statement of Operations was $(267,105) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
16

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,180,714,545
Gross tax appreciation of investments	$27,995,313
Gross tax depreciation of investments	(696,015)
Net tax appreciation (depreciation) of investments	$27,299,298

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(1,945,818) and accumulated long-term capital losses of $(55,522,606), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$10.75	0.05	—(4)	0.05	(0.11)	$10.69	0.47%	0.55%(5)	0.93%(5)	149%	$857,036
2020	$10.34	0.21	0.48	0.69	(0.28)	$10.75	6.73%	0.55%	1.97%	270%	$888,369
2019	$10.24	0.22	0.16	0.38	(0.28)	$10.34	3.78%	0.55%	2.18%	297%	$658,034
2018	$10.51	0.17	(0.19)	(0.02)	(0.25)	$10.24	(0.24)%	0.55%	1.64%	300%	$782,698
2017	$10.80	0.15	(0.19)	(0.04)	(0.25)	$10.51	(0.35)%	0.55%	1.40%	257%	$927,150
2016	$10.89	0.15	0.01	0.16	(0.25)	$10.80	1.53%	0.55%	1.42%	308%	$1,034,732
I Class
2020(3)	$10.76	0.06	(0.01)	0.05	(0.12)	$10.69	0.42%	0.45%(5)	1.03%(5)	149%	$41,690
2020	$10.34	0.22	0.49	0.71	(0.29)	$10.76	6.83%	0.45%	2.07%	270%	$62,648
2019	$10.25	0.23	0.15	0.38	(0.29)	$10.34	3.88%	0.45%	2.28%	297%	$38,809
2018(6)	$10.52	0.19	(0.21)	(0.02)	(0.25)	$10.25	(0.21)%	0.45%(5)	1.88%(5)	300%(7)	$25,599

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$10.76	0.04	(0.01)	0.03	(0.10)	$10.69	0.25%	0.80%(5)	0.68%(5)	149%	$18,447
2020	$10.34	0.19	0.48	0.67	(0.25)	$10.76	6.56%	0.80%	1.72%	270%	$16,844
2019	$10.24	0.20	0.15	0.35	(0.25)	$10.34	3.52%	0.80%	1.93%	297%	$28,153
2018	$10.51	0.14	(0.19)	(0.05)	(0.22)	$10.24	(0.49)%	0.80%	1.39%	300%	$30,654
2017	$10.80	0.12	(0.18)	(0.06)	(0.23)	$10.51	(0.60)%	0.80%	1.15%	257%	$50,667
2016	$10.89	0.12	0.02	0.14	(0.23)	$10.80	1.28%	0.80%	1.17%	308%	$76,083
C Class
2020(3)	$10.76	—(4)	(0.01)	(0.01)	(0.06)	$10.69	(0.13)%	1.55%(5)	(0.07)%(5)	149%	$2,780
2020	$10.34	0.11	0.48	0.59	(0.17)	$10.76	5.76%	1.55%	0.97%	270%	$3,526
2019	$10.24	0.12	0.16	0.28	(0.18)	$10.34	2.75%	1.55%	1.18%	297%	$4,663
2018	$10.51	0.07	(0.20)	(0.13)	(0.14)	$10.24	(1.24)%	1.55%	0.64%	300%	$7,439
2017	$10.80	0.04	(0.18)	(0.14)	(0.15)	$10.51	(1.34)%	1.55%	0.40%	257%	$7,445
2016	$10.89	0.04	0.02	0.06	(0.15)	$10.80	0.52%	1.55%	0.42%	308%	$11,753

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$10.75	0.02	—(4)	0.02	(0.08)	$10.69	0.22%	1.05%(5)	0.43%(5)	149%	$15,406
2020	$10.33	0.16	0.48	0.64	(0.22)	$10.75	6.19%	1.05%	1.47%	270%	$12,465
2019	$10.24	0.17	0.15	0.32	(0.23)	$10.33	3.26%	1.05%	1.68%	297%	$9,353
2018	$10.51	0.12	(0.20)	(0.08)	(0.19)	$10.24	(0.74)%	1.05%	1.14%	300%	$8,619
2017	$10.80	0.10	(0.19)	(0.09)	(0.20)	$10.51	(0.84)%	1.05%	0.90%	257%	$7,434
2016	$10.89	0.10	0.01	0.11	(0.20)	$10.80	1.03%	1.05%	0.92%	308%	$6,870
R5 Class
2020(3)	$10.75	0.06	—(4)	0.06	(0.12)	$10.69	0.57%	0.35%(5)	1.13%(5)	149%	$87,514
2020	$10.34	0.23	0.48	0.71	(0.30)	$10.75	6.94%	0.35%	2.17%	270%	$92,693
2019	$10.24	0.24	0.16	0.40	(0.30)	$10.34	3.98%	0.35%	2.38%	297%	$81,710
2018	$10.51	0.19	(0.19)	—	(0.27)	$10.24	(0.04)%	0.35%	1.84%	300%	$95,331
2017	$10.80	0.17	(0.18)	(0.01)	(0.28)	$10.51	(0.15)%	0.35%	1.60%	257%	$87,916
2016	$10.89	0.17	0.01	0.18	(0.27)	$10.80	1.73%	0.35%	1.62%	308%	$71,190

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Per-share amount was less than $0.005.
(5)Annualized.
(6)April 10, 2017 (commencement of sale) through March 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
22

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment
23

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be
24

increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.
25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 2011

Semiannual Report

September 30, 2020

Government Bond Fund
Investor Class (CPTNX)
I Class (ABHTX)
A Class (ABTAX)
C Class (ABTCX)
R Class (ABTRX)
R5 Class (ABTIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	5.1 years
Weighted Average Life to Maturity	6.6 years

Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	37.8%
U.S. Treasury Securities and Equivalents	35.3%
U.S. Government Agency Securities	17.2%
Collateralized Mortgage Obligations	15.2%
Municipal Securities	1.6%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	(9.7)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.40	$2.37	0.47%
I Class	$1,000	$1,009.90	$1.86	0.37%
A Class	$1,000	$1,009.00	$3.63	0.72%
C Class	$1,000	$1,004.30	$7.39	1.47%
R Class	$1,000	$1,006.90	$4.88	0.97%
R5 Class	$1,000	$1,011.20	$1.36	0.27%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%
R5 Class	$1,000	$1,023.72	$1.37	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 37.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
FHLMC, VRN, 3.44%, (1-year H15T1Y plus 2.25%), 9/1/35	$364,783	$386,801
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.87%), 7/1/36	278,359	294,700
FHLMC, VRN, 3.26%, (1-year H15T1Y plus 2.14%), 10/1/36	572,638	605,265
FHLMC, VRN, 3.52%, (1-year H15T1Y plus 2.26%), 4/1/37	291,384	308,695
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.79%), 5/1/40	128,658	130,510
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	299,894	314,992
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.76%), 9/1/40	67,706	70,705
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	204,337	215,663
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	340,277	343,162
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.65%), 12/1/42	436,549	454,103
FHLMC, VRN, 3.26%, (12-month LIBOR plus 1.62%), 11/1/43	2,262,804	2,358,447
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.62%), 1/1/44	1,405,252	1,460,655
FHLMC, VRN, 3.17%, (12-month LIBOR plus 1.62%), 6/1/44	543,775	567,103
FHLMC, VRN, 2.54%, (12-month LIBOR plus 1.59%), 10/1/44	264,601	274,825
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	967,401	1,007,735
FHLMC, VRN, 3.26%, (12-month LIBOR plus 1.62%), 9/1/45	1,783,778	1,858,474
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	279,412	290,464
FNMA, VRN, 2.51%, (6-month LIBOR plus 1.57%), 6/1/35	397,277	412,764
FNMA, VRN, 2.53%, (6-month LIBOR plus 1.57%), 6/1/35	470,301	488,626
FNMA, VRN, 2.57%, (6-month LIBOR plus 1.57%), 6/1/35	400,885	416,557
FNMA, VRN, 2.52%, (6-month LIBOR plus 1.54%), 9/1/35	529,262	548,892
FNMA, VRN, 3.93%, (12-month LIBOR plus 1.93%), 1/1/38	42,265	42,794
FNMA, VRN, 3.875%, (12-month LIBOR plus 1.75%), 11/1/39	495,866	513,585
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	102,768	107,297
FNMA, VRN, 3.87%, (12-month LIBOR plus 1.86%), 1/1/40	498,865	524,630
FNMA, VRN, 2.50%, (12-month LIBOR plus 1.75%), 7/1/41	64,519	64,617
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.57%), 3/1/43	221,615	229,636
FNMA, VRN, 2.75%, (12-month LIBOR plus 1.60%), 3/1/45	1,308,415	1,356,834
FNMA, VRN, 2.36%, (12-month LIBOR plus 1.59%), 8/1/45	356,338	370,502
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	1,354,771	1,402,837
FNMA, VRN, 2.84%, (12-month LIBOR plus 1.61%), 4/1/46	1,793,953	1,861,929
FNMA, VRN, 2.65%, (12-month LIBOR plus 1.61%), 5/1/46	1,627,621	1,687,050
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	878,970	919,445
FNMA, VRN, 3.14%, (12-month LIBOR plus 1.61%), 4/1/47	1,334,952	1,396,883
FNMA, VRN, 2.85%, (12-month LIBOR plus 1.60%), 9/1/47	858,108	890,645
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 11/20/32	74,536	75,026
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 10/20/33	90,992	91,790
GNMA, VRN, 3.625%, (1-year H15T1Y plus 2.00%), 10/20/34	330,690	330,996
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 12/20/34	101,846	102,577
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 3/20/35	274,004	277,381
GNMA, VRN, 3.25%, (1-year H15T1Y plus 1.50%), 7/20/35	409,844	430,091
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 3/20/36	607,235	637,845
GNMA, VRN, 3.125%, (1-year H15T1Y plus 1.50%), 11/20/36	184,923	186,762
		26,310,290
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.2%
FHLMC, 5.00%, 5/1/23	354,313	375,597
6

	Principal Amount	Value
FHLMC, 5.50%, 10/1/34	$196,350	$230,947
FHLMC, 5.50%, 4/1/38	1,361,779	1,580,514
FHLMC, 4.00%, 12/1/40	1,007,279	1,119,591
FHLMC, 3.00%, 2/1/43	5,702,963	6,079,930
FNMA, 4.50%, 11/1/20	15	15
FNMA, 6.50%, 3/1/32	46,129	53,208
FNMA, 7.00%, 6/1/32	60,092	71,362
FNMA, 6.50%, 8/1/32	50,883	58,144
FNMA, 5.50%, 7/1/33	343,438	403,311
FNMA, 5.00%, 11/1/33	2,028,990	2,333,216
FNMA, 6.00%, 12/1/33	1,185,930	1,401,284
FNMA, 3.50%, 3/1/34	1,052,347	1,129,657
FNMA, 5.50%, 8/1/34	1,387,643	1,634,153
FNMA, 5.50%, 9/1/34	132,607	147,528
FNMA, 5.50%, 10/1/34	980,412	1,152,097
FNMA, 5.00%, 8/1/35	261,806	300,681
FNMA, 5.50%, 1/1/36	1,525,395	1,795,863
FNMA, 5.00%, 2/1/36	145,238	167,139
FNMA, 5.50%, 4/1/36	363,362	425,286
FNMA, 5.00%, 5/1/36	584,524	672,534
FNMA, 5.50%, 12/1/36	198,636	230,753
FNMA, 5.50%, 2/1/37	843,481	981,256
FNMA, 6.50%, 8/1/37	49,645	57,637
FNMA, 6.00%, 9/1/37	265,429	310,975
FNMA, 6.00%, 11/1/37	1,460,248	1,713,150
FNMA, 4.50%, 2/1/39	645,776	724,575
FNMA, 4.50%, 4/1/39	455,925	516,475
FNMA, 4.50%, 5/1/39	1,186,539	1,342,793
FNMA, 6.50%, 5/1/39	994,858	1,167,724
FNMA, 4.50%, 10/1/39	2,041,543	2,317,815
FNMA, 4.50%, 3/1/40	3,057,814	3,442,587
FNMA, 4.00%, 10/1/40	2,120,221	2,389,201
FNMA, 4.50%, 11/1/40	1,966,694	2,214,800
FNMA, 4.50%, 6/1/41	2,165,005	2,438,234
FNMA, 4.00%, 8/1/41	1,884,126	2,099,437
FNMA, 4.50%, 9/1/41	1,062,178	1,196,012
FNMA, 3.50%, 10/1/41	2,047,174	2,198,468
FNMA, 4.00%, 12/1/41	4,579,119	5,055,542
FNMA, 3.50%, 5/1/42	1,629,405	1,779,963
FNMA, 3.50%, 6/1/42	1,486,707	1,638,732
FNMA, 3.50%, 9/1/42	1,122,225	1,206,983
FNMA, 3.50%, 12/1/42	2,897,316	3,144,317
FNMA, 3.50%, 11/1/45	1,686,594	1,798,563
FNMA, 3.50%, 11/1/45	1,718,543	1,832,531
FNMA, 4.00%, 11/1/45	2,167,707	2,343,172
FNMA, 4.00%, 2/1/46	3,550,166	3,851,961
FNMA, 3.50%, 3/1/46	2,336,785	2,495,889
FNMA, 4.00%, 4/1/46	6,817,591	7,352,632
FNMA, 3.50%, 5/1/46	2,304,366	2,453,631
FNMA, 3.00%, 11/1/46	19,311,174	20,305,300
FNMA, 3.50%, 2/1/47	5,742,810	6,192,213
FNMA, 6.50%, 8/1/47	17,956	19,461
7

	Principal Amount	Value
FNMA, 6.50%, 9/1/47	$1,746	$1,890
FNMA, 6.50%, 9/1/47	19,120	20,670
FNMA, 6.50%, 9/1/47	36,245	39,181
FNMA, 3.50%, 3/1/48	5,903,994	6,252,367
FNMA, 3.00%, 4/1/48	11,147,221	11,953,546
FNMA, 6.00%, 4/1/48	308,438	333,164
FNMA, 4.00%, 8/1/48	5,270,862	5,623,317
FNMA, 3.50%, 5/1/49	8,917,806	9,402,589
FNMA, 3.50%, 7/1/49	2,714,630	2,873,825
FNMA, 3.00%, 12/1/49	11,554,653	12,114,280
FNMA, 3.00%, 3/1/50	4,286,880	4,493,590
FNMA, 3.00%, 6/1/50	2,410,202	2,528,063
FNMA, 3.00%, 6/1/50	2,337,638	2,451,953
FNMA, 3.00%, 6/1/50	22,086,546	23,222,527
FNMA, 3.00%, 6/1/50	21,270,552	22,407,047
FNMA, 3.00%, 8/1/50	7,714,033	8,114,855
GNMA, 2.00%, TBA	30,000,000	31,164,844
GNMA, 2.50%, TBA	37,700,000	39,585,000
GNMA, 5.50%, 12/20/38	811,676	963,346
GNMA, 6.00%, 1/20/39	231,953	266,854
GNMA, 5.00%, 3/20/39	1,219,794	1,393,469
GNMA, 5.50%, 3/20/39	461,299	547,495
GNMA, 5.50%, 4/20/39	799,995	945,961
GNMA, 4.50%, 1/15/40	586,825	646,984
GNMA, 4.00%, 11/20/40	3,120,988	3,407,276
GNMA, 4.00%, 12/15/40	760,675	826,036
GNMA, 4.50%, 7/20/41	2,792,033	3,101,099
GNMA, 3.50%, 6/20/42	4,165,270	4,522,183
GNMA, 3.50%, 7/20/42	3,198,185	3,472,233
GNMA, 4.50%, 8/20/42	2,525,962	2,806,586
GNMA, 4.00%, 9/20/45	3,700,610	3,991,133
GNMA, 3.50%, 4/20/46	1,916,946	2,051,429
GNMA, 2.50%, 6/20/46	5,812,487	6,152,015
GNMA, 2.50%, 7/20/46	7,602,470	8,050,029
GNMA, 3.00%, 4/20/50	5,368,961	5,631,805
UMBS, 2.50%, TBA	20,000,000	20,978,125
		360,281,605
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $376,274,391)		386,591,895
U.S. TREASURY SECURITIES AND EQUIVALENTS — 35.3%
Iraq Government AID Bond, 2.15%, 1/18/22	2,600,000	2,675,781
U.S. Treasury Bills, 0.13%, 9/9/21(1)	15,000,000	14,983,922
U.S. Treasury Bills, 0.13%, 8/12/21(1)	10,000,000	9,991,250
U.S. Treasury Bonds, 8.125%, 8/15/21	10,747,000	11,496,082
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	8,162,246
U.S. Treasury Bonds, 3.50%, 2/15/39	2,000,000	2,808,125
U.S. Treasury Bonds, 1.125%, 5/15/40(2)	10,200,000	10,042,219
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	2,432,953
U.S. Treasury Bonds, 3.125%, 2/15/42	3,500,000	4,742,773
U.S. Treasury Bonds, 3.00%, 5/15/42	8,500,000	11,302,344
U.S. Treasury Bonds, 2.75%, 11/15/42	3,100,000	3,970,543
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	4,571,055
8

	Principal Amount	Value
U.S. Treasury Bonds, 3.625%, 2/15/44	$700,000	$1,023,066
U.S. Treasury Bonds, 3.125%, 8/15/44	5,000,000	6,805,078
U.S. Treasury Bonds, 3.00%, 11/15/44	4,500,000	6,014,004
U.S. Treasury Bonds, 2.50%, 2/15/45	4,700,000	5,785,957
U.S. Treasury Bonds, 3.00%, 5/15/45	1,400,000	1,874,797
U.S. Treasury Bonds, 3.00%, 11/15/45	800,000	1,075,000
U.S. Treasury Bonds, 2.50%, 2/15/46	1,500,000	1,852,324
U.S. Treasury Bonds, 2.25%, 8/15/46	1,300,000	1,535,574
U.S. Treasury Bonds, 3.375%, 11/15/48	8,700,000	12,660,879
U.S. Treasury Bonds, 2.25%, 8/15/49	4,500,000	5,352,715
U.S. Treasury Bonds, 2.375%, 11/15/49	5,200,000	6,350,297
U.S. Treasury Bonds, 2.00%, 2/15/50	10,500,000	11,878,945
U.S. Treasury Bonds, 1.25%, 5/15/50	4,200,000	3,981,141
U.S. Treasury Bonds, 1.375%, 8/15/50	500,000	489,297
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	806,240	950,955
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	14,643,260	15,546,467
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	9,287,015	10,084,682
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	3,849,134	4,306,980
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	19,200,830	21,353,561
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,531,930
U.S. Treasury Notes, 1.125%, 2/28/21	10,000,000	10,039,479
U.S. Treasury Notes, 1.75%, 7/31/21	10,000,000	10,133,653
U.S. Treasury Notes, 1.50%, 8/31/21	13,500,000	13,667,359
U.S. Treasury Notes, 1.50%, 3/31/23(2)	1,000,000	1,033,711
U.S. Treasury Notes, 1.25%, 8/31/24	11,000,000	11,445,156
U.S. Treasury Notes, 0.25%, 8/31/25	5,000,000	4,995,508
U.S. Treasury Notes, 1.625%, 2/15/26	1,500,000	1,604,414
U.S. Treasury Notes, 1.625%, 5/15/26	7,500,000	8,035,693
U.S. Treasury Notes, 1.375%, 8/31/26	13,000,000	13,766,289
U.S. Treasury Notes, 1.75%, 12/31/26	4,000,000	4,335,625
U.S. Treasury Notes, 1.50%, 1/31/27	6,000,000	6,412,266
U.S. Treasury Notes, 1.125%, 2/28/27	8,000,000	8,361,250
U.S. Treasury Notes, 0.50%, 6/30/27	12,000,000	12,043,125
U.S. Treasury Notes, 0.50%, 8/31/27	15,000,000	15,037,500
U.S. Treasury Notes, 0.625%, 5/15/30	1,500,000	1,494,844
U.S. Treasury Notes, VRN, 0.25%, (3-month USBMMY plus 0.15%), 1/31/22	20,000,000	20,035,392
U.S. Treasury Notes, VRN, 0.21%, (3-month USBMMY plus 0.11%), 4/30/22	10,000,000	10,011,747
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $338,686,454)		361,085,953
U.S. GOVERNMENT AGENCY SECURITIES — 17.2%
FHLB, 0.25%, 6/3/22	9,300,000	9,322,777
FHLB, 0.50%, 4/14/25	8,000,000	8,062,503
FHLB, 0.375%, 9/4/25	3,800,000	3,800,495
FHLB, 3.25%, 11/16/28	6,500,000	7,810,409
FHLMC, 0.375%, 4/20/23	8,000,000	8,045,832
FHLMC, 0.375%, 5/5/23	8,300,000	8,337,189
FHLMC, 0.25%, 6/26/23	10,000,000	10,013,717
FHLMC, 0.25%, 8/24/23	7,600,000	7,602,852
FHLMC, 0.25%, 9/8/23	4,700,000	4,704,322
FHLMC, 0.375%, 7/21/25	3,000,000	3,002,673
FHLMC, 0.375%, 9/23/25	8,900,000	8,881,451
9

	Principal Amount	Value
FNMA, 0.25%, 5/22/23	$18,000,000	$18,016,390
FNMA, 0.25%, 7/10/23	3,500,000	3,500,822
FNMA, 1.625%, 1/7/25	3,000,000	3,163,315
FNMA, 0.50%, 6/17/25	8,000,000	8,030,793
FNMA, 0.375%, 8/25/25	10,000,000	9,971,043
FNMA, 2.125%, 4/24/26	3,100,000	3,385,699
FNMA, 1.875%, 9/24/26	2,000,000	2,164,988
FNMA, 0.875%, 8/5/30	8,000,000	7,882,438
FNMA, 6.625%, 11/15/30	25,254,000	38,807,293
Tennessee Valley Authority, 0.75%, 5/15/25	1,500,000	1,527,760
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $169,757,532)		176,034,761
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.2%
U.S. Government Agency Collateralized Mortgage Obligations — 15.2%
FHLMC, Series 2812, Class MF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 6/15/34	1,775,685	1,789,506
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	853,491	905,651
FHLMC, Series 3149, Class LF, VRN, 0.45%, (1-month LIBOR plus 0.30%), 5/15/36	4,615,175	4,617,639
FHLMC, Series 3153, Class FJ, VRN, 0.54%, (1-month LIBOR plus 0.38%), 5/15/36	1,480,384	1,488,871
FHLMC, Series 3397, Class GF, VRN, 0.65%, (1-month LIBOR plus 0.50%), 12/15/37	645,459	654,955
FHLMC, Series 3417, Class FA, VRN, 0.65%, (1-month LIBOR plus 0.50%), 11/15/37	1,155,296	1,167,950
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	7,196,285	7,571,974
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	2,430,444	2,496,507
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,510,000	13,708,058
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	15,000,000	16,480,593
FHLMC, Series K092, Class A2 SEQ, 3.30%, 4/25/29	8,000,000	9,382,379
FHLMC, Series K106, Class A2 SEQ, 2.07%, 1/25/30	10,000,000	10,883,800
FHLMC, Series K716, Class A2, SEQ, 3.13%, 6/25/21	6,894,499	6,971,810
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	3,441,871	3,526,796
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	7,900,000	8,500,901
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	6,690,414	7,170,747
FHLMC, Series KF32, Class A, VRN, 0.53%, (1-month LIBOR plus 0.37%), 5/25/24	1,109,951	1,113,316
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	9,600,000	10,662,782
FHLMC, Series KIR3, Class A2 SEQ, 3.28%, 8/25/27	5,000,000	5,759,868
FHLMC, Series Q009, Class A, VRN, 0.51%, (1-month LIBOR plus 0.35%), 4/25/24	4,309,853	4,306,411
FNMA, Series 2005-103, Class FP, VRN, 0.45%, (1-month LIBOR plus 0.30%), 10/25/35	1,599,601	1,608,212
FNMA, Series 2008-9, Class FA, VRN, 0.65%, (1-month LIBOR plus 0.50%), 2/25/38	5,159,496	5,235,988
FNMA, Series 2009-89, Class FD, VRN, 0.75%, (1-month LIBOR plus 0.60%), 5/25/36	859,629	870,187
FNMA, Series 2014-M12, Class ASV2, SEQ, VRN, 2.61%, 10/25/21	6,755,897	6,846,784
FNMA, Series 2016-11, Class FB, VRN, 0.71%, (1-month LIBOR plus 0.55%), 3/25/46	2,165,061	2,171,077
FNMA, Series 2016-M13, Class FA, VRN, 0.85%, (1-month LIBOR plus 0.67%), 11/25/23	1,048,507	1,054,275
FNMA, Series 2016-M2, Class FA, VRN, 1.01%, (1-month LIBOR plus 0.85%), 1/25/23	1,639,695	1,649,598
FNMA, Series 2017-46, Class JA SEQ, 3.50%, 1/25/43	2,357,204	2,422,863
FNMA, Series 2017-M3, Class A2, SEQ, VRN, 2.57%, 12/25/26	9,000,000	9,853,086
10

	Principal Amount/Shares	Value
GNMA, Series 2007-5, Class FA, VRN, 0.30%, (1-month LIBOR plus 0.14%), 2/20/37	$478,899	$477,436
GNMA, Series 2008-18, Class FH, VRN, 0.76%, (1-month LIBOR plus 0.60%), 2/20/38	882,522	882,786
GNMA, Series 2010-14, Class QF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 2/16/40	2,486,242	2,500,740
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	299,628	303,879
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $146,865,866)		155,037,425
MUNICIPAL SECURITIES — 1.6%
Cupertino Union School District GO, 5.00%, 8/1/24, Prerefunded at 100% of Par(3)	1,000,000	1,181,810
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/23, Prerefunded at 100% of Par(3)	4,000,000	4,433,160
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	5,000,000	5,686,200
State of Washington GO, 5.00%, 2/1/22, Prerefunded at 100% of Par(3)	2,375,000	2,528,045
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(3)	2,465,000	3,012,057
TOTAL MUNICIPAL SECURITIES (Cost $16,353,933)		16,841,272
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $10,719,102), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $10,510,902)		10,510,887
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $16,215,032), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $15,897,022)		15,897,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,670	7,670
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,415,557)		26,415,557
TOTAL INVESTMENT SECURITIES — 109.7% (Cost $1,074,353,733)		1,122,006,863
OTHER ASSETS AND LIABILITIES — (9.7)%(4)		(98,934,752)
TOTAL NET ASSETS — 100.0%		$1,023,072,111

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	11	December 2020	$1,939,094	$(4,025)
U.S. Treasury Ultra Bonds	16	December 2020	3,549,000	(15,286)
			$5,488,094	$(19,311)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	57	December 2020	$7,953,281	$(1,019)
U.S. Treasury 10-Year Ultra Notes	210	December 2020	33,583,594	(97,732)
			$41,536,875	$(98,751)
^Amount represents value and unrealized appreciation (depreciation).
11

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.87%	11/25/29	$1,500,000	$(472)	$(9,909)	$(10,381)

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $428,741.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,074,353,733)	$1,122,006,863
Receivable for investments sold	14,030,307
Receivable for capital shares sold	1,359,559
Receivable for variation margin on futures contracts	32,934
Receivable for variation margin on swap agreements	1,816
Interest receivable	3,266,675
1,140,698,154

Liabilities
Payable for investments purchased	110,482,403
Payable for capital shares redeemed	6,697,039
Accrued management fees	331,290
Distribution and service fees payable	13,316
Dividends payable	101,995
117,626,043

Net Assets	$1,023,072,111

Net Assets Consist of:
Capital paid in	$974,269,522
Distributable earnings	48,802,589
$1,023,072,111

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$538,479,654	45,992,191	$11.71
I Class	$181,563,871	15,526,343	$11.69
A Class	$46,441,496	3,966,986	$11.71*
C Class	$2,976,147	254,294	$11.70
R Class	$3,364,227	287,444	$11.70
R5 Class	$250,246,716	21,378,637	$11.71
*Maximum offering price $12.26 (net asset value divided by 0.955).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,136,146

Expenses:
Management fees	1,950,241
Distribution and service fees
A Class	58,220
C Class	15,068
R Class	8,074
Trustees' fees and expenses	35,943
Other expenses	905
2,068,451

Net investment income (loss)	6,067,695

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,552,869
Futures contract transactions	227,752
Swap agreement transactions	142,660
8,923,281

Change in net unrealized appreciation (depreciation) on:
Investments	(4,915,492)
Futures contracts	(414,087)
Swap agreements	112,441
(5,217,138)

Net realized and unrealized gain (loss)	3,706,143

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,773,838

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$6,067,695	$15,598,124
Net realized gain (loss)	8,923,281	9,699,773
Change in net unrealized appreciation (depreciation)	(5,217,138)	45,349,445
Net increase (decrease) in net assets resulting from operations	9,773,838	70,647,342

Distributions to Shareholders
From earnings:
Investor Class	(4,055,942)	(10,368,290)
I Class	(1,134,400)	(1,004,853)
A Class	(298,598)	(1,150,693)
C Class	(7,839)	(23,094)
R Class	(16,495)	(44,291)
R5 Class	(2,156,827)	(5,212,115)
Decrease in net assets from distributions	(7,670,101)	(17,803,336)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	171,816,017	76,667,370

Net increase (decrease) in net assets	173,919,754	129,511,376

Net Assets
Beginning of period	849,152,357	719,640,981
End of period	$1,023,072,111	$849,152,357

See Notes to Financial Statements.

15

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.
The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

17

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

18

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $1,506,325,007, of which $1,505,144,117 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $1,266,763,679, all of which were U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	25,908,347	$303,767,044	16,691,463	$189,665,301
Issued in reinvestment of distributions	325,586	3,820,870	861,824	9,650,517
Redeemed	(23,715,802)	(278,651,694)	(15,380,277)	(171,851,197)
	2,518,131	28,936,220	2,173,010	27,464,621
I Class
Sold	12,565,951	147,012,794	4,757,684	52,540,609
Issued in reinvestment of distributions	96,741	1,133,921	89,509	1,003,987
Redeemed	(1,846,289)	(21,610,895)	(1,430,700)	(16,030,022)
	10,816,403	126,535,820	3,416,493	37,514,574
A Class
Sold	812,919	9,534,779	2,006,363	22,487,095
Issued in reinvestment of distributions	20,070	235,441	68,577	767,412
Redeemed	(1,110,049)	(13,013,541)	(3,248,519)	(36,341,769)
	(277,060)	(3,243,321)	(1,173,579)	(13,087,262)
C Class
Sold	41,404	484,381	181,861	2,082,920
Issued in reinvestment of distributions	663	7,780	1,897	21,208
Redeemed	(38,936)	(457,109)	(123,836)	(1,375,589)
	3,131	35,052	59,922	728,539
R Class
Sold	120,457	1,411,646	218,858	2,466,715
Issued in reinvestment of distributions	1,161	13,623	3,212	35,919
Redeemed	(75,005)	(878,646)	(201,315)	(2,260,453)
	46,613	546,623	20,755	242,181
R5 Class
Sold	6,132,106	71,863,493	9,820,826	110,550,347
Issued in reinvestment of distributions	161,103	1,890,129	398,191	4,458,580
Redeemed	(4,670,911)	(54,747,999)	(8,157,964)	(91,204,210)
	1,622,298	19,005,623	2,061,053	23,804,717
Net increase (decrease)	14,729,516	$171,816,017	6,557,654	$76,667,370

19

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$386,591,895	—
U.S. Treasury Securities and Equivalents	—	361,085,953	—
U.S. Government Agency Securities	—	176,034,761	—
Collateralized Mortgage Obligations	—	155,037,425	—
Municipal Securities	—	16,841,272	—
Temporary Cash Investments	$7,670	26,407,887	—
	$7,670	$1,121,999,193	—

Liabilities
Other Financial Instruments
Futures Contracts	$118,062	—	—
Swap Agreements	—	$10,381	—
	$118,062	$10,381	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $13,795,529 futures contracts purchased and $37,321,508 futures contracts sold.

20

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $3,000,000.

Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$32,934	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	1,816	Payable for variation margin on swap agreements*	—
		$34,750		—

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$227,752	Change in net unrealized appreciation (depreciation) on futures contracts	$(414,087)
Other Contracts	Net realized gain (loss) on swap agreement transactions	142,660	Change in net unrealized appreciation (depreciation) on swap agreements	112,441
		$370,412		$(301,646)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

21

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,074,353,733
Gross tax appreciation of investments	$48,555,362
Gross tax depreciation of investments	(902,232)
Net tax appreciation (depreciation) of investments	$47,653,130

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(3,889,603) and accumulated long-term capital losses of $(787,167), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
22

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$11.69	0.07	0.04	0.11	(0.09)	—	(0.09)	$11.71	0.94%	0.47%(4)	1.18%(4)	129%	$538,480
2020	$10.89	0.23	0.84	1.07	(0.27)	—	(0.27)	$11.69	9.92%	0.47%	2.09%	103%	$508,040
2019	$10.75	0.24	0.17	0.41	(0.27)	—	(0.27)	$10.89	3.93%	0.47%	2.28%	157%	$449,565
2018	$10.95	0.20	(0.16)	0.04	(0.24)	—	(0.24)	$10.75	0.34%	0.47%	1.85%	160%	$473,495
2017	$11.32	0.17	(0.29)	(0.12)	(0.21)	(0.04)	(0.25)	$10.95	(1.10)%	0.47%	1.52%	206%	$591,709
2016	$11.30	0.16	0.05	0.21	(0.19)	—	(0.19)	$11.32	1.89%	0.47%	1.41%	280%	$669,187
I Class
2020(3)	$11.67	0.07	0.05	0.12	(0.10)	—	(0.10)	$11.69	0.99%	0.37%(4)	1.28%(4)	129%	$181,564
2020	$10.87	0.24	0.84	1.08	(0.28)	—	(0.28)	$11.67	10.05%	0.37%	2.19%	103%	$54,971
2019	$10.74	0.26	0.15	0.41	(0.28)	—	(0.28)	$10.87	3.94%	0.37%	2.38%	157%	$14,065
2018(5)	$10.96	0.21	(0.19)	0.02	(0.24)	—	(0.24)	$10.74	0.20%	0.37%(4)	2.00%(4)	160%(6)	$6,039
A Class
2020(3)	$11.68	0.06	0.04	0.10	(0.07)	—	(0.07)	$11.71	0.90%	0.72%(4)	0.93%(4)	129%	$46,441
2020	$10.88	0.21	0.83	1.04	(0.24)	—	(0.24)	$11.68	9.66%	0.72%	1.84%	103%	$49,587
2019	$10.75	0.22	0.16	0.38	(0.25)	—	(0.25)	$10.88	3.58%	0.72%	2.03%	157%	$58,964
2018	$10.95	0.18	(0.17)	0.01	(0.21)	—	(0.21)	$10.75	0.09%	0.72%	1.60%	160%	$66,630
2017	$11.31	0.14	(0.28)	(0.14)	(0.18)	(0.04)	(0.22)	$10.95	(1.26)%	0.72%	1.27%	206%	$95,637
2016	$11.29	0.13	0.05	0.18	(0.16)	—	(0.16)	$11.31	1.64%	0.72%	1.16%	280%	$111,920

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$11.68	0.01	0.04	0.05	(0.03)	—	(0.03)	$11.70	0.43%	1.47%(4)	0.18%(4)	129%	$2,976
2020	$10.88	0.12	0.83	0.95	(0.15)	—	(0.15)	$11.68	8.84%	1.47%	1.09%	103%	$2,934
2019	$10.74	0.14	0.17	0.31	(0.17)	—	(0.17)	$10.88	2.90%	1.47%	1.28%	157%	$2,080
2018	$10.95	0.10	(0.18)	(0.08)	(0.13)	—	(0.13)	$10.74	(0.75)%	1.47%	0.85%	160%	$4,547
2017	$11.31	0.06	(0.28)	(0.22)	(0.10)	(0.04)	(0.14)	$10.95	(2.00)%	1.47%	0.52%	206%	$3,359
2016	$11.29	0.05	0.05	0.10	(0.08)	—	(0.08)	$11.31	0.88%	1.47%	0.41%	280%	$4,473
R Class
2020(3)	$11.68	0.04	0.04	0.08	(0.06)	—	(0.06)	$11.70	0.69%	0.97%(4)	0.68%(4)	129%	$3,364
2020	$10.88	0.18	0.83	1.01	(0.21)	—	(0.21)	$11.68	9.39%	0.97%	1.59%	103%	$2,813
2019	$10.74	0.19	0.17	0.36	(0.22)	—	(0.22)	$10.88	3.42%	0.97%	1.78%	157%	$2,394
2018	$10.95	0.15	(0.18)	(0.03)	(0.18)	—	(0.18)	$10.74	(0.25)%	0.97%	1.35%	160%	$3,158
2017	$11.31	0.11	(0.28)	(0.17)	(0.15)	(0.04)	(0.19)	$10.95	(1.51)%	0.97%	1.02%	206%	$3,362
2016	$11.29	0.10	0.05	0.15	(0.13)	—	(0.13)	$11.31	1.39%	0.97%	0.91%	280%	$3,073
R5 Class
2020(3)	$11.68	0.08	0.05	0.13	(0.10)	—	(0.10)	$11.71	1.12%	0.27%(4)	1.38%(4)	129%	$250,247
2020	$10.88	0.25	0.84	1.09	(0.29)	—	(0.29)	$11.68	10.15%	0.27%	2.29%	103%	$230,808
2019	$10.75	0.26	0.17	0.43	(0.30)	—	(0.30)	$10.88	4.04%	0.27%	2.48%	157%	$192,572
2018	$10.95	0.23	(0.17)	0.06	(0.26)	—	(0.26)	$10.75	0.54%	0.27%	2.05%	160%	$199,819
2017	$11.31	0.19	(0.28)	(0.09)	(0.23)	(0.04)	(0.27)	$10.95	(0.82)%	0.27%	1.72%	206%	$192,380
2016	$11.29	0.18	0.05	0.23	(0.21)	—	(0.21)	$11.31	2.10%	0.27%	1.61%	280%	$315,881

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
26

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment
27

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be
28

increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.
29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 2011

Semiannual Report

September 30, 2020

Inflation-Adjusted Bond Fund
Investor Class (ACITX)
I Class (AIAHX)
Y Class (AIAYX)
A Class (AIAVX)
C Class (AINOX)
R Class (AIARX)
R5 Class (AIANX)
R6 Class (AIADX)
G Class (AINGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	7.8 years
Weighted Average Life to Maturity	8.6 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	88.6%
Corporate Bonds	5.5%
Asset-Backed Securities	2.4%
Collateralized Mortgage Obligations	2.1%
Collateralized Loan Obligations	1.5%
Municipal Securities	0.2%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	(0.9)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,081.20	$2.45	0.47%
I Class	$1,000	$1,082.70	$1.93	0.37%
Y Class	$1,000	$1,082.30	$1.41	0.27%
A Class	$1,000	$1,081.10	$3.76	0.72%
C Class	$1,000	$1,076.40	$7.65	1.47%
R Class	$1,000	$1,078.60	$5.05	0.97%
R5 Class	$1,000	$1,083.10	$1.41	0.27%
R6 Class	$1,000	$1,083.50	$1.15	0.22%
G Class	$1,000	$1,084.40	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.21	$1.88	0.37%
Y Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%
R Class	$1,000	$1,020.21	$4.91	0.97%
R5 Class	$1,000	$1,023.72	$1.37	0.27%
R6 Class	$1,000	$1,023.97	$1.12	0.22%
G Class	$1,000	$1,025.02	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 88.6%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$70,220,772	$81,529,666
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	117,254,621	138,162,975
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	77,506,163	95,603,043
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	67,455,218	82,182,182
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	50,038,823	68,627,587
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	33,340,540	43,563,750
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	36,013,885	51,789,043
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	3,065,412	4,652,457
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	22,500,913	34,467,873
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	24,550,570	38,126,057
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	86,085,500	108,256,518
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	54,973,109	67,706,330
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	76,287,599	108,435,178
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	56,005,270	71,265,485
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	5,303,524	7,150,585
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	24,204,268	32,176,880
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	14,342,192	19,767,022
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	6,075,053	8,469,628
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	17,565,954	20,718,924
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	155,974,913	158,447,764
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	43,947,750	44,726,321
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	190,377,696	196,189,910
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	33,171,216	34,698,640
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	82,946,065	87,012,389
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	113,432,468	120,559,339
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	1,027,330	1,090,934
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	46,048,640	48,723,078
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	13,633,380	14,474,297
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	95,193,789	101,575,000
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	25,829,825	27,496,739
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	66,014,288	71,684,295
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	164,383,830	181,251,227
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	23,456,181	25,441,366
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	4,022,325	4,427,225
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	529,600	588,916
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	88,181,920	98,990,176
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	27,766,449	31,998,526
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	60,541,670	70,539,166
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	132,086,072	147,797,416
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	47,331,820	52,318,190
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	56,591,920	62,936,811
TOTAL U.S. TREASURY SECURITIES (Cost $2,370,924,717)		2,665,618,908
CORPORATE BONDS — 5.5%
Aerospace and Defense — 0.2%
Boeing Co. (The), 5.81%, 5/1/50	2,250,000	2,724,378
Raytheon Technologies Corp., 4.125%, 11/16/28	3,500,000	4,147,637
		6,872,015

	Principal Amount	Value
Automobiles — 0.1%
General Motors Financial Co., Inc., 2.75%, 6/20/25	$3,380,000	$3,465,959
Banks — 1.3%
Banco Santander SA, 2.75%, 5/28/25	4,125,000	4,341,317
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	4,610,000	4,645,185
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	9,019,000	9,420,953
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	4,200,000	4,306,678
Barclays plc, VRN, 2.65%, 6/24/31	2,000,000	1,998,146
Citigroup, Inc., VRN, 2.57%, 6/3/31	2,950,000	3,107,359
Cooperatieve Rabobank UA, 3.95%, 11/9/22	10,000	10,633
DNB Bank ASA, VRN, 1.13%, 9/16/26(2)	2,970,000	2,964,714
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	3,870,000	4,043,609
Natwest Group plc, VRN, 2.36%, 5/22/24	954,000	979,672
Sumitomo Mitsui Trust Bank Ltd., 1.05%, 9/12/25(2)	1,310,000	1,316,300
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	1,040,000	1,086,268
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,405,000	1,461,409
		39,682,243
Biotechnology — 0.2%
AbbVie, Inc., 2.95%, 11/21/26(2)	5,820,000	6,348,626
Capital Markets — 0.5%
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	6,645,000	6,872,005
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	8,473,000	8,958,666
		15,830,671
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	2,970,000	3,158,453
Consumer Finance†
Capital One Bank USA N.A., 3.375%, 2/15/23	524,000	554,137
Diversified Financial Services — 0.1%
NatWest Markets plc, 2.375%, 5/21/23(2)	1,492,000	1,536,996
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.30%, 6/1/27	2,165,000	2,275,872
AT&T, Inc., 2.75%, 6/1/31	3,200,000	3,373,943
AT&T, Inc., 3.50%, 6/1/41	900,000	950,675
AT&T, Inc., 3.65%, 6/1/51	2,405,000	2,440,685
AT&T, Inc., 3.30%, 2/1/52	2,119,000	1,984,890
Verizon Communications, Inc., 4.40%, 11/1/34	6,543,000	8,180,545
		19,206,610
Electric Utilities — 0.3%
Duke Energy Florida LLC, 1.75%, 6/15/30	2,940,000	2,996,653
Xcel Energy, Inc., 3.40%, 6/1/30	3,720,000	4,281,082
		7,277,735
Entertainment — 0.2%
Walt Disney Co. (The), 2.20%, 1/13/28	4,741,000	4,992,607
Equity Real Estate Investment Trusts (REITs) — 0.2%
Equinix, Inc., 5.375%, 5/15/27	723,000	788,963
Kimco Realty Corp., 1.90%, 3/1/28	2,575,000	2,547,128
Welltower, Inc., 2.75%, 1/15/31	2,720,000	2,797,965
		6,134,056
Health Care Equipment and Supplies — 0.1%
Stryker Corp., 1.95%, 6/15/30	2,750,000	2,806,347
Health Care Providers and Services†
UnitedHealth Group, Inc., 1.25%, 1/15/26	972,000	996,248

	Principal Amount	Value
Insurance — 0.2%
Five Corners Funding Trust II, 2.85%, 5/15/30(2)	$3,264,000	$3,524,948
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(2)	1,659,000	1,716,122
		5,241,070
IT Services — 0.2%
International Business Machines Corp., 1.95%, 5/15/30	4,288,000	4,425,321
PayPal Holdings, Inc., 2.30%, 6/1/30	1,975,000	2,089,114
		6,514,435
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	1,390,000	1,427,850
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	3,000,000	3,445,816
Comcast Corp., 1.95%, 1/15/31	1,800,000	1,853,245
Comcast Corp., 3.20%, 7/15/36	355,000	394,957
Comcast Corp., 3.75%, 4/1/40	900,000	1,054,298
Discovery Communications LLC, 3.625%, 5/15/30	800,000	891,297
ViacomCBS, Inc., 4.20%, 5/19/32	1,600,000	1,831,401
		9,471,014
Oil, Gas and Consumable Fuels — 0.2%
Chevron Corp., 2.00%, 5/11/27	1,880,000	1,990,430
Equinor ASA, 1.75%, 1/22/26	1,890,000	1,961,716
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(2)	1,950,000	2,110,573
		6,062,719
Pharmaceuticals — 0.1%
Upjohn, Inc., 2.70%, 6/22/30(2)	2,465,000	2,554,676
Upjohn, Inc., 4.00%, 6/22/50(2)	1,018,000	1,089,505
		3,644,181
Software — 0.3%
Microsoft Corp., 2.53%, 6/1/50	2,965,000	3,112,375
Oracle Corp., 4.00%, 7/15/46	5,100,000	6,048,100
		9,160,475
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,300,000	3,432,709
T-Mobile USA, Inc., 2.55%, 2/15/31(2)	2,920,000	3,029,004
		6,461,713
TOTAL CORPORATE BONDS (Cost $163,126,544)		166,846,160
ASSET-BACKED SECURITIES — 2.4%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,342,513	2,382,396
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	7,987,395	8,069,352
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	3,896,039	3,992,300
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	888,084	890,410
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	12,337,100	12,724,384
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	7,347,000	7,433,314
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	22,977	23,005
Towd Point Mortgage Trust, Series 2017-2, Class A2, VRN, 3.25%, 4/25/57(2)	14,695,000	15,706,768

	Principal Amount	Value
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	$5,600,000	$6,023,438
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	3,428,968	3,580,730
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	5,375,228	5,756,522
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	4,484,650	4,559,395
TOTAL ASSET-BACKED SECURITIES (Cost $68,989,388)		71,142,014
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.1%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	301,439	315,177
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	3,865,097	3,915,151
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 SEQ, 3.19%, 7/25/49(2)	4,599,729	4,696,795
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	1,095,190	1,110,063
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	5,447,354	5,555,046
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.30%, 4/25/65(2)	9,150,000	9,192,427
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	5,003,470	5,189,398
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	1,160,046	1,169,141
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(2)	3,000,000	2,999,951
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(2)	6,588,464	6,598,370
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.23%, 11/21/34	38,977	39,424
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	347,400	348,233
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	2,602,555	2,704,205
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	502,079	524,594
		44,357,975
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2014-DN1, Class M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 2/25/24	3,816,732	3,821,482
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.45%, (1-month LIBOR plus 3.30%), 10/25/27	5,619,970	5,739,162
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	5,250,000	5,273,072
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,893,683	1,665,428
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	807,128	795,846
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	2,058,622	2,111,456
		19,406,446
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,460,041)		63,764,421

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class B, VRN, 2.43%, (3-month LIBOR plus 2.20%), 10/20/31(2)(3)	$6,200,000	$6,200,000
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 2.88%, (3-month LIBOR plus 1.70%), 4/15/33(2)	9,500,000	9,587,121
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 3.23%, (3-month LIBOR plus 2.05%), 4/15/33(2)	5,000,000	4,976,920
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 2.17%, (3-month LIBOR plus 1.90%), 1/20/33(2)	5,750,000	5,750,010
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.125%, (3-month LIBOR plus 1.85%), 1/15/33(2)	6,850,000	6,921,647
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.70%), 10/19/32(2)(3)	6,150,000	6,150,000
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.34%, (3-month LIBOR plus 1.07%), 10/20/28(2)	5,250,000	5,242,346
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $44,569,414)		44,828,044
MUNICIPAL SECURITIES — 0.2%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	2,235,000	2,943,383
University of Texas System (The) Rev., 5.00%, 8/15/40	1,755,000	2,619,408
TOTAL MUNICIPAL SECURITIES (Cost $5,399,022)		5,562,791
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $7,242,509), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $7,101,836)		7,101,826
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $10,955,827), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $10,741,015)		10,741,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,842,826)		17,842,826
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $2,734,311,952)		3,035,605,164
OTHER ASSETS AND LIABILITIES — (0.9)%		(28,235,288)
TOTAL NET ASSETS — 100.0%		$3,007,369,876

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$109,234,150	$4,058,789	$(9,793,398)	$(5,734,609)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.62%	10/17/24	$27,000,000	$(581)	$(72,004)	$(72,585)
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(653)	174,958	174,305
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	490	128,038	128,528
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	574	6,434	7,008
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(675)	(196,147)	(196,822)
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(747)	(709,513)	(710,260)
CPURNSA	Receive	1.79%	10/16/29	$17,500,000	(645)	13,882	13,237
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(692)	7,808	7,116
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(674)	(179,014)	(179,688)
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(497)	(27,186)	(27,683)
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	528	266,418	266,946
CPURNSA	Receive	1.47%	6/5/30	$10,000,000	588	449,025	449,613
CPURNSA	Receive	1.92%	8/26/30	$25,000,000	763	99,434	100,197
					$(2,221)	$(37,867)	$(40,088)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	$(699,942)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(1,333,932)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(2,090,780)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(997,989)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(1,398,005)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(6,691,573)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(6,508,996)
						$(19,721,217)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
† Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on swap agreements. At the period end, the aggregate value of securities pledged was $42,211,506.
(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $194,834,953, which represented 6.5% of total net assets. Of these securities, 0.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,734,311,952)	$3,035,605,164
Receivable for investments sold	7,012
Receivable for capital shares sold	3,188,165
Receivable for variation margin on swap agreements	214,164
Interest receivable	6,607,150
3,045,621,655

Liabilities
Disbursements in excess of demand deposit cash	49,757
Payable for investments purchased	15,554,196
Payable for capital shares redeemed	2,072,241
Payable for variation margin on swap agreements	154,759
Swap agreements, at value	19,721,217
Accrued management fees	650,194
Distribution and service fees payable	49,415
38,251,779

Net Assets	$3,007,369,876

Net Assets Consist of:
Capital paid in	$2,756,206,202
Distributable earnings	251,163,674
$3,007,369,876

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$940,363,842	75,501,616	$12.45
I Class	$305,720,499	24,575,581	$12.44
Y Class	$39,522,340	3,176,024	$12.44
A Class	$159,380,428	12,835,371	$12.42*
C Class	$7,807,415	628,512	$12.42
R Class	$27,067,327	2,169,981	$12.47
R5 Class	$293,920,250	23,616,080	$12.45
R6 Class	$393,148,594	31,600,901	$12.44
G Class	$840,439,181	67,471,999	$12.46
*Maximum offering price $13.01 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$22,561,320

Expenses:
Management fees	4,386,431
Distribution and service fees:
A Class	187,278
C Class	34,954
R Class	63,047
Trustees' fees and expenses	94,467
Other expenses	6,543
4,772,720
Fees waived - G Class	(569,970)
4,202,750

Net investment income (loss)	18,358,570

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,194,317
Futures contract transactions	(692,257)
Swap agreement transactions	3,115,424
12,617,484

Change in net unrealized appreciation (depreciation) on:
Investments	151,046,245
Futures contracts	328,238
Swap agreements	13,865,220
165,239,703

Net realized and unrealized gain (loss)	177,857,187

Net Increase (Decrease) in Net Assets Resulting from Operations	$196,215,757

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$18,358,570	$71,441,969
Net realized gain (loss)	12,617,484	1,357,996
Change in net unrealized appreciation (depreciation)	165,239,703	43,562,896
Net increase (decrease) in net assets resulting from operations	196,215,757	116,362,861

Distributions to Shareholders
From earnings:
Investor Class	(9,317,614)	(24,766,117)
I Class	(2,366,837)	(5,119,851)
Y Class	(352,916)	(666,894)
A Class	(1,289,243)	(3,200,062)
C Class	(36,749)	(128,415)
R Class	(186,991)	(483,854)
R5 Class	(2,904,558)	(7,930,814)
R6 Class	(3,729,066)	(7,317,251)
G Class	(5,613,492)	(14,939,748)
Decrease in net assets from distributions	(25,797,466)	(64,553,006)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	485,486,708	(253,441,567)

Net increase (decrease) in net assets	655,904,999	(201,631,712)

Net Assets
Beginning of period	2,351,464,877	2,553,096,589
End of period	$3,007,369,876	$2,351,464,877

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 24% of the shares of the fund.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
Y Class		0.0500% to 0.1100%	0.26%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%
R6 Class		0.0000% to 0.0600%	0.21%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.21%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2020 totaled $475,356,395, of which $170,283,039 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $277,302,683, of which $76,902,564 represented U.S. Treasury and Government Agency obligations.

On August 25, 2020, the fund received investment securities and other financial instruments valued at $332,119,498 from a purchase in kind from other products managed by the fund's investment advisor. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	8,677,727	$105,520,399	10,431,587	$122,143,731
Issued in reinvestment of distributions	758,342	9,069,768	2,088,768	24,193,374
Redeemed	(13,890,073)	(169,359,688)	(29,294,238)	(340,136,729)
	(4,454,004)	(54,769,521)	(16,773,883)	(193,799,624)
I Class
Sold	11,117,402	136,336,952	11,809,829	136,478,781
Issued in reinvestment of distributions	166,618	1,989,423	363,557	4,208,396
Redeemed	(4,195,375)	(50,839,375)	(7,854,002)	(91,288,007)
	7,088,645	87,487,000	4,319,384	49,399,170
Y Class
Sold	802,004	9,765,538	1,641,505	19,111,549
Issued in reinvestment of distributions	29,557	352,916	57,637	666,894
Redeemed	(86,052)	(1,041,309)	(481,530)	(5,586,254)
	745,509	9,077,145	1,217,612	14,192,189
A Class
Sold	3,205,493	39,104,986	5,753,249	66,909,988
Issued in reinvestment of distributions	59,636	711,456	161,102	1,862,822
Redeemed	(3,210,734)	(38,808,357)	(6,663,340)	(77,329,452)
	54,395	1,008,085	(748,989)	(8,556,642)
C Class
Sold	181,720	2,240,436	72,442	839,891
Issued in reinvestment of distributions	2,089	24,986	8,657	100,422
Redeemed	(170,271)	(2,066,010)	(470,010)	(5,470,919)
	13,538	199,412	(388,911)	(4,530,606)
R Class
Sold	537,721	6,552,761	891,272	10,419,402
Issued in reinvestment of distributions	14,237	170,703	37,108	431,422
Redeemed	(418,622)	(5,077,772)	(1,236,494)	(14,451,109)
	133,336	1,645,692	(308,114)	(3,600,285)
R5 Class
Sold	4,520,824	55,043,663	8,704,272	101,759,045
Issued in reinvestment of distributions	229,419	2,739,258	620,539	7,180,519
Redeemed	(4,682,544)	(56,627,265)	(14,593,064)	(169,723,166)
	67,699	1,155,656	(5,268,253)	(60,783,602)
R6 Class
Sold	8,905,903	108,180,271	13,941,601	162,877,563
Issued in reinvestment of distributions	256,128	3,058,167	541,333	6,259,783
Redeemed	(3,694,769)	(44,799,152)	(9,319,372)	(108,215,650)
	5,467,262	66,439,286	5,163,562	60,921,696
G Class
Sold	30,922,093	383,353,755	2,291,638	26,798,603
Issued in reinvestment of distributions	470,142	5,613,492	1,291,144	14,939,748
Redeemed	(1,276,597)	(15,723,294)	(12,733,213)	(148,422,214)
	30,115,638	373,243,953	(9,150,431)	(106,683,863)
Net increase (decrease)	39,232,018	$485,486,708	(21,938,023)	$(253,441,567)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities and other financial instruments were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $116,297,055.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $24,978,734 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $321,950,000.
Value of Derivative Instruments as of September 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$154,759
Other Contracts	Receivable for variation margin on swap agreements*	$214,164	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	—	Swap agreements	19,721,217
		$214,164		$19,875,976
*Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$2,414,309	Change in net unrealized appreciation (depreciation) on swap agreements	$(7,279,437)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(692,257)	Change in net unrealized appreciation (depreciation) on futures contracts	328,238
Other Contracts	Net realized gain (loss) on swap agreement transactions	701,115	Change in net unrealized appreciation (depreciation) on swap agreements	21,144,657
		$2,423,167		$14,193,458

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,735,685,392
Gross tax appreciation of investments	$301,284,263
Gross tax depreciation of investments	(1,364,491)
Net tax appreciation (depreciation) of investments	$299,919,772

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of $(25,687,106) and accumulated long-term capital losses of $(18,877,178), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$11.63	0.07	0.87	0.94	(0.12)	—	(0.12)	$12.45	8.12%	0.47%(4)	1.28%(4)	11%	$940,364
2020	$11.39	0.32	0.20	0.52	(0.28)	—	(0.28)	$11.63	4.62%	0.47%	2.70%	24%	$929,682
2019	$11.54	0.24	(0.06)	0.18	(0.33)	—	(0.33)	$11.39	1.63%	0.47%	2.17%	21%	$1,101,609
2018	$11.70	0.27	(0.18)	0.09	(0.25)	—	(0.25)	$11.54	0.80%	0.47%	2.34%	23%	$1,326,980
2017	$11.76	0.28	(0.09)	0.19	(0.23)	(0.02)	(0.25)	$11.70	1.57%	0.47%	2.42%	21%	$1,702,008
2016	$11.76	0.20	(0.09)	0.11	(0.11)	—	(0.11)	$11.76	0.98%	0.47%	1.69%	14%	$1,496,429
I Class
2020(3)	$11.61	0.09	0.87	0.96	(0.13)	—	(0.13)	$12.44	8.27%	0.37%(4)	1.38%(4)	11%	$305,720
2020	$11.38	0.31	0.22	0.53	(0.30)	—	(0.30)	$11.61	4.64%	0.37%	2.80%	24%	$203,093
2019	$11.53	0.29	(0.10)	0.19	(0.34)	—	(0.34)	$11.38	1.73%	0.37%	2.27%	21%	$149,791
2018(5)	$11.69	0.29	(0.19)	0.10	(0.26)	—	(0.26)	$11.53	0.87%	0.37%(4)	2.55%(4)	23%(6)	$293,697
Y Class
2020(3)	$11.62	0.09	0.86	0.95	(0.13)	—	(0.13)	$12.44	8.23%	0.27%(4)	1.48%(4)	11%	$39,522
2020	$11.38	0.30	0.25	0.55	(0.31)	—	(0.31)	$11.62	4.84%	0.27%	2.90%	24%	$28,234
2019	$11.53	0.25	(0.05)	0.20	(0.35)	—	(0.35)	$11.38	1.83%	0.27%	2.37%	21%	$13,802
2018(5)	$11.69	0.30	(0.19)	0.11	(0.27)	—	(0.27)	$11.53	0.95%	0.27%(4)	2.64%(4)	23%(6)	$566

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$11.59	0.06	0.88	0.94	(0.11)	—	(0.11)	$12.42	8.11%	0.72%(4)	1.03%(4)	11%	$159,380
2020	$11.36	0.29	0.19	0.48	(0.25)	—	(0.25)	$11.59	4.28%	0.72%	2.45%	24%	$148,184
2019	$11.50	0.22	(0.06)	0.16	(0.30)	—	(0.30)	$11.36	1.46%	0.72%	1.92%	21%	$153,652
2018	$11.67	0.24	(0.19)	0.05	(0.22)	—	(0.22)	$11.50	0.46%	0.72%	2.09%	23%	$205,059
2017	$11.73	0.25	(0.09)	0.16	(0.20)	(0.02)	(0.22)	$11.67	1.32%	0.72%	2.17%	21%	$288,058
2016	$11.73	0.18	(0.10)	0.08	(0.08)	—	(0.08)	$11.73	0.73%	0.72%	1.44%	14%	$193,664
C Class
2020(3)	$11.60	0.01	0.87	0.88	(0.06)	—	(0.06)	$12.42	7.64%	1.47%(4)	0.28%(4)	11%	$7,807
2020	$11.36	0.21	0.20	0.41	(0.17)	—	(0.17)	$11.60	3.49%	1.47%	1.70%	24%	$7,134
2019	$11.51	0.14	(0.07)	0.07	(0.22)	—	(0.22)	$11.36	0.70%	1.47%	1.17%	21%	$11,407
2018	$11.68	0.16	(0.19)	(0.03)	(0.14)	—	(0.14)	$11.51	(0.29)%	1.47%	1.34%	23%	$14,674
2017	$11.74	0.17	(0.10)	0.07	(0.11)	(0.02)	(0.13)	$11.68	0.55%	1.47%	1.42%	21%	$15,972
2016	$11.76	0.08	(0.09)	(0.01)	(0.01)	—	(0.01)	$11.74	(0.05)%	1.47%	0.69%	14%	$16,558
R Class
2020(3)	$11.65	0.04	0.87	0.91	(0.09)	—	(0.09)	$12.47	7.86%	0.97%(4)	0.78%(4)	11%	$27,067
2020	$11.41	0.26	0.21	0.47	(0.23)	—	(0.23)	$11.65	4.09%	0.97%	2.20%	24%	$23,721
2019	$11.55	0.17	(0.04)	0.13	(0.27)	—	(0.27)	$11.41	1.20%	0.97%	1.67%	21%	$26,748
2018	$11.72	0.22	(0.20)	0.02	(0.19)	—	(0.19)	$11.55	0.21%	0.97%	1.84%	23%	$27,016
2017	$11.78	0.22	(0.09)	0.13	(0.17)	(0.02)	(0.19)	$11.72	1.06%	0.97%	1.92%	21%	$26,920
2016	$11.78	0.13	(0.08)	0.05	(0.05)	—	(0.05)	$11.78	0.48%	0.97%	1.19%	14%	$17,695

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$11.62	0.08	0.88	0.96	(0.13)	—	(0.13)	$12.45	8.31%	0.27%(4)	1.48%(4)	11%	$293,920
2020	$11.38	0.34	0.21	0.55	(0.31)	—	(0.31)	$11.62	4.84%	0.27%	2.90%	24%	$273,591
2019	$11.53	0.28	(0.08)	0.20	(0.35)	—	(0.35)	$11.38	1.83%	0.27%	2.37%	21%	$327,939
2018	$11.69	0.29	(0.17)	0.12	(0.28)	—	(0.28)	$11.53	0.92%	0.27%	2.54%	23%	$445,988
2017	$11.76	0.31	(0.11)	0.20	(0.25)	(0.02)	(0.27)	$11.69	1.78%	0.27%	2.62%	21%	$1,206,044
2016	$11.76	0.21	(0.08)	0.13	(0.13)	—	(0.13)	$11.76	1.19%	0.27%	1.89%	14%	$1,147,155
R6 Class
2020(3)	$11.61	0.09	0.87	0.96	(0.13)	—	(0.13)	$12.44	8.35%	0.22%(4)	1.53%(4)	11%	$393,149
2020	$11.38	0.33	0.21	0.54	(0.31)	—	(0.31)	$11.61	4.80%	0.22%	2.95%	24%	$303,503
2019	$11.52	0.26	(0.04)	0.22	(0.36)	—	(0.36)	$11.38	1.98%	0.22%	2.42%	21%	$238,545
2018(7)	$11.55	0.20	(0.11)	0.09	(0.12)	—	(0.12)	$11.52	0.74%	0.22%(4)	2.56%(4)	23%(6)	$107,331
G Class
2020(3)	$11.63	0.13	0.85	0.98	(0.15)	—	(0.15)	$12.46	8.44%	0.01%(4)(8)	1.74%(4)(8)	11%	$840,439
2020	$11.39	0.37	0.21	0.58	(0.34)	—	(0.34)	$11.63	5.11%	0.01%(9)	3.16%(9)	24%	$434,322
2019	$11.53	0.30	(0.06)	0.24	(0.38)	—	(0.38)	$11.39	2.19%	0.01%(10)	2.63%(10)	21%	$529,604
2018(7)	$11.55	0.22	(0.12)	0.10	(0.12)	—	(0.12)	$11.53	0.88%	0.01%(4)(11)	2.80%(4)(11)	23%(6)	$639,280

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through March 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
(7)July 28, 2017 (commencement of sale) through March 31, 2018.
(8)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 1.53%, respectively.
(9)The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 2.95%, respectively.
(10)The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.22%and 2.42%, respectively.
(11)The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.22% and 2.59%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the
28

renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment
29

management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be
30

increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.
31

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 2011

Semiannual Report

September 30, 2020

Short-Term Government Fund
Investor Class (TWUSX)
I Class (ASGHX)
A Class (TWAVX)
C Class (TWACX)
R Class (TWARX)
R5 Class (TWUOX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Markets Bounced Back from Steep Sell-Off

The reporting period began on the heels of a massive risk asset sell-off triggered by the COVID-19 pandemic and resulting economic shutdowns. U.S. stocks, corporate bonds and other riskier assets plunged, and the resulting flight to quality drove U.S. Treasury yields to record lows. However, thanks to swift and aggressive action from the Federal Reserve (Fed) and the federal government, the financial markets rebounded quickly.

The Fed’s response included slashing interest rates to near 0%, launching quantitative easing and unveiling several lending programs for corporations and municipalities. Congress delivered a
$2 trillion aid package to employees and businesses affected by the shutdowns. These efforts helped stabilize the financial markets and Treasury yields. By the end of April, a turnaround was well underway, and the bullish sentiment generally continued through September. In addition, declining coronavirus infection, hospitalization and death rates, the gradual reopening of state economies, and COVID-19 treatment and vaccine progress also helped fuel the recovery.

U.S. stocks (S&P 500 Index) returned more than 31% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index gained nearly 4%, largely due to a corporate bond rally.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. Several drug companies are in final stages of vaccine trials, and medical professionals continue to fine-tune virus treatment protocols. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. These influences can be unsettling, but they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2020
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life to Maturity	2.1 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities and Equivalents	53.4%
U.S. Government Agency Securities	26.5%
Collateralized Mortgage Obligations	7.5%
Municipal Securities	6.0%
U.S. Government Agency Mortgage-Backed Securities	2.2%
Temporary Cash Investments	4.5%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period(1) 4/1/20 - 9/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,007.70	$2.77	0.55%
I Class	$1,000	$1,007.10	$2.26	0.45%
A Class	$1,000	$1,005.40	$4.02	0.80%
C Class	$1,000	$1,002.10	$7.78	1.55%
R Class	$1,000	$1,005.20	$5.28	1.05%
R5 Class	$1,000	$1,008.70	$1.76	0.35%
Hypothetical
Investor Class	$1,000	$1,022.31	$2.79	0.55%
I Class	$1,000	$1,022.81	$2.28	0.45%
A Class	$1,000	$1,021.06	$4.05	0.80%
C Class	$1,000	$1,017.30	$7.84	1.55%
R Class	$1,000	$1,019.80	$5.32	1.05%
R5 Class	$1,000	$1,023.31	$1.78	0.35%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES AND EQUIVALENTS — 53.4%
Iraq Government AID Bond, 2.15%, 1/18/22	$700,000	$720,403
U.S. Treasury Bills, 0.13%, 7/15/21(1)	13,000,000	12,990,025
U.S. Treasury Bills, 0.12%, 8/12/21(1)	10,000,000	9,991,250
U.S. Treasury Bills, 0.13%, 9/9/21(1)	26,000,000	25,972,131
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,234,761	1,272,458
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,674,121	3,854,240
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	4,441,800	4,720,875
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	6,219,840	6,581,079
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	13,936,344	14,795,948
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	764,813	830,503
U.S. Treasury Notes, 1.875%, 12/15/20(2)	300,000	301,084
U.S. Treasury Notes, 1.75%, 7/31/21	8,300,000	8,410,932
U.S. Treasury Notes, 1.50%, 8/31/21	20,000,000	20,247,939
U.S. Treasury Notes, 1.50%, 10/31/21	4,000,000	4,058,750
U.S. Treasury Notes, 1.625%, 12/31/21	2,000,000	2,036,953
U.S. Treasury Notes, 1.75%, 2/28/22	700,000	715,941
U.S. Treasury Notes, 0.375%, 3/31/22	800,000	802,844
U.S. Treasury Notes, 1.75%, 6/15/22	2,500,000	2,568,652
U.S. Treasury Notes, 0.125%, 6/30/22	15,000,000	14,997,656
U.S. Treasury Notes, 1.50%, 8/15/22	9,000,000	9,230,977
U.S. Treasury Notes, 1.50%, 9/15/22	8,000,000	8,214,375
U.S. Treasury Notes, 1.625%, 12/15/22	33,000,000	34,084,746
U.S. Treasury Notes, 0.50%, 3/15/23	10,000,000	10,087,500
U.S. Treasury Notes, 0.25%, 6/15/23	7,000,000	7,018,320
U.S. Treasury Notes, VRN, 0.25%, (3-month USBMMY plus 0.15%), 1/31/22	1,000,000	1,001,770
U.S. Treasury Notes, VRN, 0.21%, (3-month USBMMY plus 0.11%), 4/30/22	2,000,000	2,002,349
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $205,651,801)		207,509,700
U.S. GOVERNMENT AGENCY SECURITIES — 26.5%
FHLB, 0.25%, 6/3/22	9,400,000	9,423,021
FHLB, 0.50%, 4/14/25	2,300,000	2,317,970
FHLB, 0.375%, 9/4/25	1,200,000	1,200,156
FHLMC, 0.125%, 7/25/22	3,500,000	3,499,490
FHLMC, 0.375%, 4/20/23	6,000,000	6,034,374
FHLMC, 0.375%, 5/5/23	12,900,000	12,957,800
FHLMC, 0.25%, 6/26/23	15,400,000	15,421,124
FHLMC, 0.25%, 8/24/23	9,800,000	9,803,678
FHLMC, 0.25%, 9/8/23	1,200,000	1,201,104
FHLMC, 0.375%, 9/23/25	700,000	698,541
FNMA, 2.00%, 1/5/22	3,465,000	3,546,068
FNMA, 1.375%, 9/6/22	7,200,000	7,371,245
FNMA, 0.25%, 5/22/23	10,000,000	10,009,105
FNMA, 0.25%, 7/10/23	19,200,000	19,204,508
Tennessee Valley Authority, 0.75%, 5/15/25	400,000	407,403
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $102,641,919)		103,095,587
6

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
U.S. Government Agency Collateralized Mortgage Obligations — 7.5%
FHLMC, Series 3114, Class FT, VRN, 0.50%, (1-month LIBOR plus 0.35%), 9/15/30	$390,297	$391,463
FHLMC, Series 3149, Class LF, VRN, 0.45%, (1-month LIBOR plus 0.30%), 5/15/36	1,127,908	1,128,510
FHLMC, Series 3200, Class FP, VRN, 0.35%, (1-month LIBOR plus 0.20%), 8/15/36	701,662	699,319
FHLMC, Series 3206, Class FE, VRN, 0.55%, (1-month LIBOR plus 0.40%), 8/15/36	290,371	292,382
FHLMC, Series 3213, Class LF, VRN, 0.37%, (1-month LIBOR plus 0.22%), 9/15/36	952,764	951,197
FHLMC, Series 3231, Class FA, VRN, 0.55%, (1-month LIBOR plus 0.40%), 10/15/36	337,054	339,317
FHLMC, Series 3301, Class FA, VRN, 0.45%, (1-month LIBOR plus 0.30%), 8/15/35	331,483	331,509
FHLMC, Series 3380, Class FP, VRN, 0.50%, (1-month LIBOR plus 0.35%), 11/15/36	371,507	372,882
FHLMC, Series 3508, Class PF, VRN, 1.00%, (1-month LIBOR plus 0.85%), 2/15/39	151,268	154,397
FHLMC, Series 3587, Class FB, VRN, 0.93%, (1-month LIBOR plus 0.78%), 2/15/36	377,158	384,734
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	689,230	707,965
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	1,282,715	1,327,454
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	850,503	880,315
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	533,079	538,120
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	877,340	898,987
FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,259,733
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,648,363	1,766,706
FHLMC, Series KF32, Class A, VRN, 0.53%, (1-month LIBOR plus 0.37%), 5/25/24	271,035	271,856
FHLMC, Series KF35, Class A, VRN, 0.51%, (1-month LIBOR plus 0.35%), 8/25/24	807,864	810,530
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	2,339,369	2,459,608
FHLMC, Series Q009, Class A, VRN, 0.51%, (1-month LIBOR plus 0.35%), 4/25/24	4,796,449	4,792,619
FNMA, Series 2004-28, Class FE, VRN, 0.50%, (1-month LIBOR plus 0.35%), 5/25/34	1,133,312	1,136,094
FNMA, Series 2006-11, Class FA, VRN, 0.45%, (1-month LIBOR plus 0.30%), 3/25/36	326,301	328,003
FNMA, Series 2006-60, Class KF, VRN, 0.45%, (1-month LIBOR plus 0.30%), 7/25/36	780,794	782,732
FNMA, Series 2006-72, Class TE, VRN, 0.45%, (1-month LIBOR plus 0.30%), 8/25/36	420,266	422,577
FNMA, Series 2008-9, Class FA, VRN, 0.65%, (1-month LIBOR plus 0.50%), 2/25/38	1,254,624	1,273,224
FNMA, Series 2009-33, Class FB, VRN, 0.97%, (1-month LIBOR plus 0.82%), 3/25/37	464,824	474,958
FNMA, Series 2009-89, Class FD, VRN, 0.75%, (1-month LIBOR plus 0.60%), 5/25/36	237,056	239,968
FNMA, Series 2016-11, Class FB, VRN, 0.71%, (1-month LIBOR plus 0.55%), 3/25/46	360,844	361,846
FNMA, Series 2016-M13, Class FA, VRN, 0.85%, (1-month LIBOR plus 0.67%), 11/25/23	253,088	254,480
FNMA, Series 2016-M2, Class FA, VRN, 1.01%, (1-month LIBOR plus 0.85%), 1/25/23	445,038	447,726
GNMA, Series 2010-14, Class QF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 2/16/40	637,802	641,521
7

	Principal Amount	Value
GNMA, Series 2012-105, Class FE, VRN, 0.46%, (1-month LIBOR plus 0.30%), 1/20/41	$364,736	$365,032
GNMA, Series 2016-68, Class MF, VRN, 0.46%, (1-month LIBOR plus 0.30%), 5/20/46	471,055	471,202
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,478,160)		28,958,966
MUNICIPAL SECURITIES — 6.0%
Contra Costa Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	1,000,000	1,137,240
Fairfax County GO, 5.00%, 10/1/21, Prerefunded at 100% of Par(3)	3,660,000	3,836,814
Indiana University Rev., 5.00%, 6/1/22, Prerefunded at 100% of Par(3)	630,000	680,646
JobsOhio Beverage System Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(3)	2,335,000	2,587,857
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/23, Prerefunded at 100% of Par(3)	3,445,000	3,818,059
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	4,000,000	4,548,960
State of Washington GO, 5.00%, 2/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,016,220
State of Washington GO, 5.00%, 2/1/22, Prerefunded at 100% of Par(3)	2,000,000	2,128,880
State of Washington GO, 5.00%, 2/1/22, Prerefunded at 100% of Par(3)	2,500,000	2,661,100
State of Wisconsin GO, 4.00%, 5/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,022,690
TOTAL MUNICIPAL SECURITIES (Cost $23,098,896)		23,438,466
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.1%
FHLMC, VRN, 2.25%, (1-month COF 11 plus 1.50%), 1/1/21	1,454	1,453
FHLMC, VRN, 3.13%, (6-month LIBOR plus 2.26%), 3/1/24	11,897	11,950
FHLMC, VRN, 3.44%, (1-year H15T1Y plus 2.25%), 9/1/35	109,435	116,040
FHLMC, VRN, 3.26%, (1-year H15T1Y plus 2.14%), 10/1/36	56,072	59,267
FHLMC, VRN, 3.03%, (12-month LIBOR plus 1.67%), 12/1/36	50,565	51,044
FHLMC, VRN, 3.52%, (1-year H15T1Y plus 2.26%), 4/1/37	43,708	46,304
FHLMC, VRN, 3.37%, (12-month LIBOR plus 1.79%), 5/1/40	45,643	46,300
FHLMC, VRN, 2.65%, (12-month LIBOR plus 1.88%), 7/1/40	135,271	142,081
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.76%), 9/1/40	43,052	44,958
FHLMC, VRN, 3.65%, (12-month LIBOR plus 1.88%), 5/1/41	64,241	67,801
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.88%), 10/1/41	172,005	173,463
FHLMC, VRN, 3.67%, (12-month LIBOR plus 1.65%), 12/1/42	130,965	136,231
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.62%), 1/1/44	351,313	365,164
FHLMC, VRN, 3.17%, (12-month LIBOR plus 1.62%), 6/1/44	226,573	236,293
FHLMC, VRN, 2.54%, (12-month LIBOR plus 1.59%), 10/1/44	79,380	82,447
FHLMC, VRN, 2.58%, (12-month LIBOR plus 1.60%), 6/1/45	241,850	251,934
FNMA, VRN, 3.58%, (1-year H15T1Y plus 2.08%), 5/1/22	4,729	4,730
FNMA, VRN, 3.49%, (1-year H15T1Y plus 2.13%), 8/1/23	1,586	1,598
FNMA, VRN, 4.03%, (1-year H15T1Y plus 2.28%), 5/1/25	13,565	13,628
FNMA, VRN, 2.64%, (6-month LIBOR plus 1.50%), 3/1/33	209,162	209,888
FNMA, VRN, 2.47%, (6-month LIBOR plus 1.57%), 6/1/35	20,956	21,785
FNMA, VRN, 2.51%, (6-month LIBOR plus 1.57%), 6/1/35	230,421	239,403
FNMA, VRN, 2.53%, (6-month LIBOR plus 1.57%), 6/1/35	133,252	138,444
FNMA, VRN, 2.57%, (6-month LIBOR plus 1.57%), 6/1/35	160,354	166,623
8

	Principal Amount/Shares	Value
FNMA, VRN, 2.52%, (6-month LIBOR plus 1.54%), 9/1/35	$105,852	$109,779
FNMA, VRN, 2.64%, (6-month LIBOR plus 1.55%), 3/1/36	247,672	257,057
FNMA, VRN, 3.875%, (12-month LIBOR plus 1.75%), 11/1/39	216,015	223,734
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	14,899	15,555
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	71,920	74,589
FNMA, VRN, 2.50%, (12-month LIBOR plus 1.75%), 7/1/41	20,321	20,352
FNMA, VRN, 3.48%, (12-month LIBOR plus 1.74%), 5/1/42	2,450,773	2,563,713
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.57%), 3/1/43	66,485	68,891
FNMA, VRN, 2.36%, (12-month LIBOR plus 1.59%), 8/1/45	89,085	92,626
FNMA, VRN, 2.62%, (12-month LIBOR plus 1.60%), 4/1/46	338,693	350,709
FNMA, VRN, 2.84%, (12-month LIBOR plus 1.61%), 4/1/46	251,542	261,074
FNMA, VRN, 2.65%, (12-month LIBOR plus 1.61%), 5/1/46	400,105	414,715
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	219,743	229,861
FNMA, VRN, 3.14%, (12-month LIBOR plus 1.61%), 4/1/47	222,492	232,814
FNMA, VRN, 2.85%, (12-month LIBOR plus 1.60%), 9/1/47	329,379	341,869
GNMA, VRN, 3.50%, (1-year H15T1Y plus 2.00%), 2/20/21	1,892	1,900
GNMA, VRN, 3.625%, (1-year H15T1Y plus 2.00%), 11/20/21	404	408
		7,888,475
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	33,550	34,905
FNMA, 7.00%, 5/1/32	85,641	98,837
FNMA, 7.00%, 6/1/32	1,990	1,997
FNMA, 7.00%, 6/1/32	55,797	64,414
FNMA, 7.00%, 8/1/32	15,675	15,732
FNMA, 3.50%, 3/1/34	210,470	225,931
		441,816
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $8,240,441)		8,330,291
TEMPORARY CASH INVESTMENTS — 4.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $7,069,391), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $6,932,081)		6,932,070
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $10,693,717), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $10,484,015)		10,484,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,293	5,293
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,421,363)		17,421,363
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $385,532,580)		388,754,373
OTHER ASSETS AND LIABILITIES — (0.1)%		(204,369)
TOTAL NET ASSETS — 100.0%		$388,550,004

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	3	December 2020	$418,594	$(101)
^Amount represents value and unrealized appreciation (depreciation).
9

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
COF 11	-	Cost of Funds for the 11th District of San Francisco Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $12,112.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $385,532,580)	$388,754,373
Receivable for investments sold	51,766
Receivable for capital shares sold	408,463
Receivable for variation margin on futures contracts	750
Interest receivable	746,595
389,961,947

Liabilities
Payable for investments purchased	831,868
Payable for capital shares redeemed	408,458
Accrued management fees	162,222
Distribution and service fees payable	5,730
Dividends payable	3,665
1,411,943

Net Assets	$388,550,004

Net Assets Consist of:
Capital paid in	$386,116,233
Distributable earnings	2,433,771
$388,550,004

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$281,559,184	28,759,045	$9.79
I Class	$71,868,218	7,346,387	$9.78
A Class	$11,747,638	1,199,479	$9.79*
C Class	$2,701,382	281,615	$9.59
R Class	$3,432,676	351,838	$9.76
R5 Class	$17,240,906	1,761,277	$9.79
*Maximum offering price $10.02 (net asset value divided by 0.9775).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,646,956

Expenses:
Management fees	817,849
Distribution and service fees
A Class	14,522
C Class	13,767
R Class	6,736
Trustees' fees and expenses	11,789
Other expenses	90
864,753

Net investment income (loss)	782,203

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,355,882
Futures contract transactions	(170,605)
2,185,277

Change in net unrealized appreciation (depreciation) on:
Investments	(882,151)
Futures contracts	40,663
(841,488)

Net realized and unrealized gain (loss)	1,343,789

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,125,992

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED) AND YEAR ENDED MARCH 31, 2020
Increase (Decrease) in Net Assets	September 30, 2020	March 31, 2020
Operations
Net investment income (loss)	$782,203	$2,867,155
Net realized gain (loss)	2,185,277	2,763,432
Change in net unrealized appreciation (depreciation)	(841,488)	3,352,445
Net increase (decrease) in net assets resulting from operations	2,125,992	8,983,032

Distributions to Shareholders
From earnings:
Investor Class	(795,489)	(2,481,129)
I Class	(186,854)	(78,339)
A Class	(25,705)	(85,527)
C Class	(145)	(10,948)
R Class	(2,719)	(5,825)
R5 Class	(98,097)	(393,757)
Decrease in net assets from distributions	(1,109,009)	(3,055,525)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	111,315,943	75,138,346

Net increase (decrease) in net assets	112,332,926	81,065,853

Net Assets
Beginning of period	276,217,078	195,151,225
End of period	$388,550,004	$276,217,078

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2020 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
14

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2020 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $287,633,848, all of which were U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2020 totaled $237,804,252, all of which were U.S. Treasury and Government Agency obligations.
16

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2020		Year ended March 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	13,452,012	$131,568,387	8,259,539	$79,924,692
Issued in reinvestment of distributions	79,425	777,326	251,772	2,407,367
Redeemed	(6,677,672)	(65,201,767)	(3,452,058)	(32,995,328)
	6,853,765	67,143,946	5,059,253	49,336,731
I Class
Sold	6,840,794	66,848,519	4,106,678	39,812,381
Issued in reinvestment of distributions	18,780	183,701	8,180	78,339
Redeemed	(1,876,787)	(18,343,384)	(2,104,492)	(20,432,086)
	4,982,787	48,688,836	2,010,366	19,458,634
A Class
Sold	436,332	4,264,496	1,030,698	9,917,460
Issued in reinvestment of distributions	2,622	25,657	8,875	84,939
Redeemed	(160,332)	(1,569,890)	(676,871)	(6,505,776)
	278,622	2,720,263	362,702	3,496,623
C Class
Sold	76,436	732,976	71,124	674,363
Issued in reinvestment of distributions	15	145	1,156	10,848
Redeemed	(107,244)	(1,029,263)	(48,262)	(452,124)
	(30,793)	(296,142)	24,018	233,087
R Class
Sold	246,179	2,398,786	243,567	2,332,700
Issued in reinvestment of distributions	276	2,684	603	5,764
Redeemed	(99,785)	(972,397)	(70,887)	(682,314)
	146,670	1,429,073	173,283	1,656,150
R5 Class
Sold	133,493	1,305,349	1,543,919	14,758,820
Issued in reinvestment of distributions	10,026	98,097	41,155	393,757
Redeemed	(999,386)	(9,773,479)	(1,483,146)	(14,195,456)
	(855,867)	(8,370,033)	101,928	957,121
Net increase (decrease)	11,375,184	$111,315,943	7,731,550	$75,138,346

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	$207,509,700	—
U.S. Government Agency Securities	—	103,095,587	—
Collateralized Mortgage Obligations	—	28,958,966	—
Municipal Securities	—	23,438,466	—
U.S. Government Agency Mortgage-Backed Securities	—	8,330,291	—
Temporary Cash Investments	$5,293	17,416,070	—
	$5,293	$388,749,080	—

Liabilities
Other Financial Instruments
Futures Contracts	$101	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $4,356,678 futures contracts purchased and $3,757,783 futures contracts sold.

18

The value of interest rate risk derivative instruments as of September 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $750 in receivable for variation margin on futures contracts.* For the six months ended September 30, 2020, the effect of interest rate risk derivative instruments on the Statement of Operations was $(170,605) in net realized gain (loss) on futures contract transactions and $40,663 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$385,581,542
Gross tax appreciation of investments	$3,214,146
Gross tax depreciation of investments	(41,315)
Net tax appreciation (depreciation) of investments	$3,172,831

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
As of March 31, 2020, the fund had accumulated short-term capital losses of ($30,916) and accumulated long-term capital losses of ($2,332,146), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$9.75	0.02	0.05	0.07	(0.03)	$9.79	0.77%	0.55%(4)	0.48%(4)	78%	$281,559
2020	$9.48	0.14	0.28	0.42	(0.15)	$9.75	4.48%	0.55%	1.47%	206%	$213,672
2019	$9.45	0.17	0.04	0.21	(0.18)	$9.48	2.25%	0.55%	1.81%	128%	$159,683
2018	$9.58	0.10	(0.12)	(0.02)	(0.11)	$9.45	(0.17)%	0.55%	1.05%	101%	$169,819
2017	$9.66	0.05	(0.06)	(0.01)	(0.07)	$9.58	(0.14)%	0.55%	0.54%	99%	$197,882
2016	$9.67	0.04	—(5)	0.04	(0.05)	$9.66	0.44%	0.55%	0.39%	99%	$229,689
I Class
2020(3)	$9.75	0.03	0.04	0.07	(0.04)	$9.78	0.71%	0.45%(4)	0.58%(4)	78%	$71,868
2020	$9.48	0.14	0.29	0.43	(0.16)	$9.75	4.59%	0.45%	1.57%	206%	$23,045
2019	$9.45	0.18	0.04	0.22	(0.19)	$9.48	2.35%	0.45%	1.91%	128%	$3,347
2018(6)	$9.58	0.12	(0.13)	(0.01)	(0.12)	$9.45	(0.11)%	0.45%(4)	1.26%(4)	101%(7)	$2,691

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$9.76	0.01	0.04	0.05	(0.02)	$9.79	0.54%	0.80%(4)	0.23%(4)	78%	$11,748
2020	$9.48	0.11	0.30	0.41	(0.13)	$9.76	4.33%	0.80%	1.22%	206%	$8,987
2019	$9.45	0.14	0.05	0.19	(0.16)	$9.48	1.99%	0.80%	1.56%	128%	$5,293
2018	$9.59	0.08	(0.13)	(0.05)	(0.09)	$9.45	(0.53)%	0.80%	0.80%	101%	$8,897
2017	$9.66	0.03	(0.06)	(0.03)	(0.04)	$9.59	(0.29)%	0.80%	0.29%	99%	$10,849
2016	$9.67	0.01	0.01	0.02	(0.03)	$9.66	0.19%	0.80%	0.14%	99%	$15,114
C Class
2020(3)	$9.57	(0.02)	0.04	0.02	—(5)	$9.59	0.21%	1.55%(4)	(0.52)%(4)	78%	$2,701
2020	$9.29	0.05	0.27	0.32	(0.04)	$9.57	3.46%	1.55%	0.47%	206%	$2,991
2019	$9.18	0.09	0.02	0.11	—(5)	$9.29	1.20%	1.55%	0.81%	128%	$2,679
2018	$9.29	—(5)	(0.11)	(0.11)	—	$9.18	(1.18)%	1.55%	0.05%	101%	$585
2017	$9.39	(0.04)	(0.06)	(0.10)	—	$9.29	(1.06)%	1.55%	(0.46)%	99%	$726
2016	$9.45	(0.06)	—(5)	(0.06)	—	$9.39	(0.63)%	1.55%	(0.61)%	99%	$971
R Class
2020(3)	$9.72	—(5)	0.05	0.05	(0.01)	$9.76	0.52%	1.05%(4)	(0.02)%(4)	78%	$3,433
2020	$9.44	0.07	0.31	0.38	(0.10)	$9.72	4.09%	1.05%	0.97%	206%	$1,995
2019	$9.41	0.13	0.03	0.16	(0.13)	$9.44	1.74%	1.05%	1.31%	128%	$301
2018	$9.55	0.04	(0.11)	(0.07)	(0.07)	$9.41	(0.78)%	1.05%	0.55%	101%	$178
2017	$9.62	0.01	(0.07)	(0.06)	(0.01)	$9.55	(0.62)%	1.05%	0.04%	99%	$1,048
2016	$9.63	(0.01)	—(5)	(0.01)	—	$9.62	(0.10)%	1.05%	(0.11)%	99%	$380

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$9.75	0.04	0.04	0.08	(0.04)	$9.79	0.87%	0.35%(4)	0.68%(4)	78%	$17,241
2020	$9.48	0.16	0.28	0.44	(0.17)	$9.75	4.69%	0.35%	1.67%	206%	$25,528
2019	$9.45	0.19	0.04	0.23	(0.20)	$9.48	2.45%	0.35%	2.01%	128%	$23,847
2018	$9.59	0.12	(0.13)	(0.01)	(0.13)	$9.45	(0.08)%	0.35%	1.25%	101%	$19,730
2017	$9.66	0.07	(0.05)	0.02	(0.09)	$9.59	0.16%	0.35%	0.74%	99%	$22,105
2016	$9.67	0.06	—(5)	0.06	(0.07)	$9.66	0.64%	0.35%	0.59%	99%	$42,177

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2020 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through March 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2020, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;
•the wide range of other programs and services the Advisor and its affiliates provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans;
•the Advisor’s response to the COVID-19 pandemic;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the

Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to the Fund. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its committees, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 2011

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 24, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2020